                  J.P. MORGAN U.S. EQUITY FUND--ADVISOR SERIES
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722
                                                                    May 16, 2001

Dear Shareholder:

    A special meeting of the shareholders of J.P. Morgan U.S. Equity Fund--Advisor Series (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.

    As you may be aware, The Chase Manhattan Corporation recently completed a merger with J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, to form J.P. Morgan
Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business and funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into J.P. Morgan Institutional U.S. Equity Fund (the "Surviving Fund"), another series of JPMIF (the "Reorganization"). After the Reorganization, shareholders of the Merging Fund will hold Class A Shares of the Surviving Fund. The investment objective and policies of the Surviving Fund are identical to those of the Merging Fund. Both the Merging Fund and the Surviving Fund currently invest all of their investable assets in The U.S. Equity Portfolio (the "Master Portfolio"). In connection with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan U.S. Equity Fund."

    The Surviving Fund has also entered into agreements and plans of reorganization with JPMorgan Large Cap Equity Fund (formerly, Chase Vista Large Cap Equity Fund), a series of Mutual Fund Group ("MFG") with similar investment objectives and policies to the Merging Fund (the "Chase Fund Reorganization"), and another mutual fund whose assets are managed by J.P. Morgan Investment Management Inc. ("JPMIM") with identical investment objectives and policies to the Surviving Fund (the "Feeder Reorganization" and, together with the Chase Fund Reorganization, the "Concurrent Reorganizations"). If the Concurrent Reorganizations are approved by the shareholders of these other funds and certain other conditions are met, these other funds will be reorganized into the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Feeder Reorganization.

    At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMIF.

    The investment adviser for the assets of both of the Merging Fund and the Surviving Fund is JPMIM.

    Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent Reorganizations and a comparison of the Merging Fund and to the Surviving Fund. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, the Surviving Fund, JPMIF or their shareholders.

    If approval of the Reorganization is obtained, you will automatically receive Class A Shares of the Surviving Fund.

    The Proposals have been carefully reviewed by the Board of Trustees of JPMIF, which has approved the Proposals.

    THE BOARD OF TRUSTEES OF JPMIF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

    Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-766-7722.

    A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, April 6, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL THE NUMBER PROVIDED ON THE PROXY CARD AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

                                                                    33-NAPS 3923

    Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                          Sincerely,

                                          /s/ Matthew Healey

                                          Matthew Healey
                                          Chairman

    SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc., or us to answer any questions they may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call the number provided on the proxy card in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

    The Reorganization is being proposed because each Fund's board believes that it is in the best interests of its shareholders.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

    In connection with the Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, Class A Shares of the Surviving Fund. The Merging Fund will then be liquidated and the Class A Shares of the Surviving Fund will be distributed pro rata to shareholders. After the Reorganization, you will own Class A Shares of the Surviving Fund rather than shares of the Merging Fund.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

    The Surviving Fund has identical investment objectives and policies to those of the Merging Fund. Both the Merging Fund and the Surviving Fund currently invest all of their investable assets in the Master Portfolio. Concurrent with the Reorganization, the Surviving Fund will cease to operate under a "master/ feeder" structure and will instead invest its assets directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

    As a result of the Reorganization, the contractual (or pre-waiver) total expense ratios will be higher for your shares in the Surviving Fund than they are for your shares in the Merging Fund. However, the actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. This is because JPMIM, Morgan Guaranty Trust Company of New York, the Surviving Fund's administrator, has contractually agreed to waive fees payable to it and reimburse expenses so that the actual total operating expense will remain the same for THREE YEARS after the Reorganization.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

    No. JPMIM will continue to manage the assets of the Surviving Fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

    The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

    You will automatically receive Class A shares of the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATIONS AFFECT MY INVESTMENT IF THEY ARE APPROVED BY THE SHAREHOLDERS OF THE OTHER FUNDS?

    If the Concurrent Reorganizations are approved and certain other conditions are met, the assets and liabilities of these other merging funds will become assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Feeder Reorganization, but not on the consummation of the Chase Fund Reorganization.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

    Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

    Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

                  J.P. MORGAN U.S. EQUITY FUND--ADVISOR SERIES
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001

To the Shareholders of J.P. Morgan U.S. Equity Fund--Advisor Series:

NOTICE IS HEREBY GIVEN THAT a Special Meeting (the "Meeting") of the shareholders ("Shareholders") of J.P. Morgan U.S. Equity Fund--Advisor Series (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, New York on July 3, 2001 at 9:00 a.m. (Eastern time), for the following purposes:

 ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPMIF, on behalf of the Merging Fund, JPMIF, on behalf of J.P. Morgan Institutional U.S. Equity Fund (the "Surviving Fund"), and
          J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Class A Shares of the Surviving Fund (the "Class A Shares"), and (b) the distribution of such Class A Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

 ITEM 2. To elect eight Trustees to serve as members of the Board of Trustees of JPMIF.

 ITEM 3. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

    YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

    Each proposal is described in the accompanying Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

    Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMIF, which meetings are being called for purposes of considering proposals 1 and 2 above and certain other proposals not applicable to you.

   SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMIF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                          /s/ Sharon Weinberg
                                          SHARON WEINBERG
                                          SECRETARY

May 16, 2001

                      COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 16, 2001

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                  J.P. MORGAN U.S. EQUITY FUND--ADVISOR SERIES
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722

                    BY AND IN EXCHANGE FOR CLASS A SHARES OF
                   J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 1-800-766-7722

    This Combined Prospectus/Proxy Statement relates to the proposed reorganization of J.P. Morgan U.S. Equity Fund--Advisor Series (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), into J.P. Morgan Institutional U.S. Equity Fund (the "Surviving Fund"), another series of JPMIF. If approved by shareholders of the Merging Fund, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has identical investment objectives and policies to those of the Merging Fund, in exchange for Class A shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMIF is an open-end management investment company offering shares in several portfolios. In connection with the Reorganization, the JPMorgan Institutional U.S. Equity Fund will be renamed "J.P. Morgan
U.S. Equity Fund."

    In connection with the proposed Reorganization, the Surviving Fund will implement a new multi-class structure under which it will offer Class A, Class B, Class C, Select Class and Institutional Class. If the proposed Reorganization is approved by Merging Fund Shareholders, each Merging Fund Shareholder will receive Class A shares (the "Class A Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. Merging Fund Shareholders will not pay a sales charge on Class A Shares received in the Reorganization or on subsequent purchases or exchanges of Class A Shares of the Surviving Fund or other JPMorgan Funds.

    At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMIF.

    The terms and conditions of these transactions are more fully described in this Combined Prospectus/ Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") among JPMIF, on behalf of the Merging Fund, JPMIF, on behalf of the Surviving Fund, and J.P. Morgan Chase & Co., attached to this Combined Prospectus/Proxy Statement as Appendix A.

    The Board of Trustees for JPMIF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes JPMIF's prospectus for Class A Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

    This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about JPMIF that an investor should know before voting on the proposals. The current Prospectus, Statement of Additional Information and Annual Reports (including the Annual Report of The U.S. Equity Portfolio) of the Merging Fund and the preliminary Prospectus, preliminary Statement of Additional Information and the current Annual Report of the Surviving Fund, and the Semi-Annual Reports of the Merging Fund and the Surviving Fund (including the Semi-Annual Report of The
U.S. Equity

Portfolio) are incorporated herein by reference, and the preliminary Prospectus and current Annual Report (including the Annual Report of The U.S. Equity Portfolio), and Semi-Annual Report (including the Semi-Annual Report of the
U.S. Equity Portfolio) for the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/ Proxy Statement dated May 16, 2001 containing additional information about JPMIF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information, as well as the Prospectus, Statement of Additional Information, Semi-Annual Report and Annual Report of the Merging Fund (including the Annual Report and Semi-Annual Report for the U.S. Equity Portfolio), may be obtained without charge by writing to JPMIF at its address noted above or by calling 1-800-766-7722.

    This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 16, 2001.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY JPMIF.

    INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                                    Page
                                                    -----
INTRODUCTION......................................     1
PROPOSAL 1: REORGANIZATION PLAN...................     1
SUMMARY...........................................     1
COMPARATIVE FEE AND EXPENSE TABLES................     4
RISK FACTORS......................................     6
INFORMATION RELATING TO THE PROPOSED
 REORGANIZATION...................................     7
PURCHASES, REDEMPTIONS AND EXCHANGES..............    11
DISTRIBUTIONS AND TAXES...........................    13
COMPARISON OF THE MERGING FUND'S AND THE SURVIVING
 FUND'S ORGANIZATION STRUCTURE....................    13
INFORMATION RELATING TO THE ADVISORY CONTRACTS AND
 OTHER SERVICES...................................    15
PROPOSAL 2: ELECTION OF TRUSTEES..................    17
INFORMATION RELATING TO VOTING MATTERS............    21
ADDITIONAL INFORMATION ABOUT JPMIF................    24
FINANCIAL STATEMENTS AND EXPERTS..................    24
OTHER BUSINESS....................................    24
LITIGATION........................................    25
SHAREHOLDER INQUIRIES.............................    25
APPENDIX A--AGREEMENT AND PLAN OF
 REORGANIZATION...................................   A-1

                                  INTRODUCTION

GENERAL

    This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMIF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan
Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY (together with any adjournments thereof, the "Meeting"). The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMIF, which meetings are being called for purposes of considering proposals 1 and 2 above and certain other proposals not applicable to you. It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 16, 2001.

                        PROPOSAL 1: REORGANIZATION PLAN

    At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated May 11, 2001 between JPMIF, on behalf of the Merging Fund, JPMIF, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds"), and J.P. Morgan Chase & Co., pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Class A Shares of the Surviving Fund. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Class A Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan U.S. Equity Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's preliminary Prospectus and current Annual and Semi-Annual Reports are enclosed with this Combined Prospectus/Proxy Statement.

    THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" PROPOSAL 1.

VOTE REQUIRED

    Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the voting shares of the Merging Fund present at the joint meeting if the holders of more than 50% of the outstanding voting shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding voting shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMIF Board will consider other appropriate courses of action.

                                    SUMMARY

    The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information and Annual Report and Semi-Annual Report (including the Annual Report and Semi-Annual Report of The U.S. Equity Portfolio) of the Merging Fund, the preliminary Prospectus and Statement of Additional Information and the current Annual and Semi-Annual Reports of the Surviving Fund, and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

    Each of the Surviving Fund and the Merging Fund currently invests all of its investible assets in The U.S. Equity Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Surviving Fund and the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM"). The Surviving Fund has also entered into plans of reorganization with
(i) JPMorgan Large Cap Equity Fund (formerly, Chase Vista Large Cap Equity
Fund), a series of Mutual Fund Select Group ("MFSG") with similar investment objectives and policies to the Merging Fund (the "Chase Fund Reorganization ") and (ii) J.P. Morgan U.S. Equity Fund, a series of J.P. Morgan Funds whose assets are managed by JPMIM (the "Feeder Reorganization" and, together with the Chase Fund Reorganization, the "Concurrent Reorganizations").

    If each of the Reorganization and the Concurrent Reorganizations is approved by the shareholders of the respective funds and certain other conditions are met, the Merging Fund and these other funds will be reorganized into the Surviving Fund. Concurrent with the Feeder Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities rather than in the Master Portfolio. The consummation of the Reorganization and the Concurrent Reorganizations are contingent upon the consummation of the Feeder Reorganization. The consummation of the Reorganization is not contingent upon the consummation of the Chase Fund Reorganization.

    In connection with the proposed Reorganization, the Surviving Fund will implement a new multi-class structure under which it will offer Class A, Class B, Class C, Select Class Shares and Institutional Class Shares. Pursuant to the proposed Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for Class A Shares.

    Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Class A Shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales load in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."

    The Surviving Fund has investment objectives, policies and restrictions identical to those of the Merging Fund. However, while the Merging Fund and the Surviving Fund currently invest all of their assets in the Master Portfolio (which in turn invests in portfolio securities), after the Reorganization the Surviving Fund will invest directly in portfolio securities. Following the Reorganization the Surviving Fund will have substantially similar purchase, redemption and dividend policies as the Merging Fund.

    Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with identical investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the JPMF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of its respective Fund and shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

    The Reorganization is being proposed because each Fund's board believes that it is in the best interest of its shareholders.

FEDERAL INCOME TAX CONSEQUENCES

    Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Class A Shares received by a shareholder of the Merging Fund will be the same as the holding period and tax basis of the shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization--Federal Income Tax Consequences."

INVESTMENT ADVISER

    The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Surviving Fund) is JPMIM. Following the Reorganization, JPMIM will serve as the Surviving Fund's investment adviser. JPMIM is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("JPMC"). JPMIM will continue to serve as investment advisor for the Surviving Fund following the Reorganization.

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Surviving Fund and the Merging Fund is to provide high total return from a portfolio of selected equity securities. See "Risk Factors." Both Funds have identical investment policies, and the Surviving Fund's investment policies will not change as a result of the Reorganization, although, as mentioned above, the Surviving Fund will invest directly in portfolio securities rather than the Master Portfolio. For more information regarding the Surviving Fund's investment policies, see the Surviving Fund's preliminary Prospectus enclosed with this Combined Prospectus/Proxy Statement. Each Fund may change its objective without shareholder approval.

    The Surviving Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Surviving Fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The Surviving Fund can moderately underweight or overweight industries when it believes it will benefit performance. Within each industry, the Surviving Fund focuses on those stocks that JPMIM believes are most undervalued.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

    The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of equity securities. In particular, the value of shares of the Surviving Fund will be influenced by the performance of the securities selected for its portfolio. The value of the Surviving Fund's shares will fluctuate in response to movements in the stock market, especially movements of those stocks included in the S&P 500. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

    The investment adviser for the Surviving Fund's and the Merging Fund's assets is JPMIM. JPMIM oversees the asset management of both funds. As compensation for its services, JPMIM receives a management fee indirectly from both funds at an annual rate of 0.40% of average daily net assets. Following the Reorganization, JPMIM will manage the Surviving Fund's assets directly and will receive a fee at an annual rate of 0.40% of average daily net assets.

OTHER SERVICES

    J.P. Morgan Fund Distributors, Inc. ("the Distributor") is the distributor for the Surviving Fund. Morgan Guaranty Trust Company of New York ("Morgan") currently serves as administrator and shareholder servicing agent and an affiliate agent of JFD currently serves as sub-administrator. The Bank of New York ("BONY") currently serves as fund accountant and custodian, and DST Systems, Inc. ("DST") currently serves as transfer agent and dividend disbursing agent for the Surviving Fund. It is anticipated that subsequent to the consummation of the Reorganization, The Chase Manhattan Bank ("Chase") will become the Surviving Fund's fund accountant and custodian. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

ADMINISTRATOR

    In connection with the Reorganization, the administration fee paid to Morgan will be increased on August 11, 2001 to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays Morgan, its administrator, an administration fee at an effective rate of 0.048% of its average daily net assets.

ORGANIZATION

    JPMIF is organized as a Massachusetts business trust. Each of the Merging Fund and the Surviving Fund is organized as a series of JPMIF.

PURCHASES, REDEMPTIONS AND EXCHANGES

    After the Reorganization, the procedures for making purchases, redemptions and exchanges of Class A Shares of the Surviving Fund will be substantially similar to those with respect to shares of the Merging Fund, as described in this Combined Prospectus/Proxy Statement and the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES

    The table below shows (i) information regarding the fees and expenses paid by the Merging Fund for the most recent fiscal year that reflect current expense arrangements, (ii) estimated fees and expenses on a pro forma basis after giving effect to the Reorganization and the Feeder Reorganization but not the Chase Fund Reorganization and (iii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the Concurrent Reorganizations. Under the proposed Reorganization, holders of Shares in the Merging Fund will receive Class A Shares in the Surviving Fund. Please note that the Surviving Fund currently has one class of shares (which will not be distributed to Merging Fund shareholders as a result of the Reorganization and, therefore, no information on this class is shown in the table below). In connection with the Reorganization, this class will be re-named "Institutional Class" and the Class A share class, the Class B share class, Class C share class and the Select share class will be introduced.

    The table indicates that while contractual (pre-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be higher following the Reorganization, actual (post-waiver) total expense ratio for current shareholders of the Merging Fund will be less or stay the same for at least three years following the Reorganization. This is because Morgan, the Surviving Fund's administrator, has agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for three years after the Reorganization.

                                                    THE MERGING FUND
                                                    ----------------
                                                         SHARES
                                                    ----------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) When You Buy Shares,
  Shown As % Of The Offering Price                      None
  Maximum Deferred Sales Charge (Load) Shown As
  Lower Of Original Purchase Price Or Redemption
  Proceeds                                              None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                             0.40%
Distribution (12b-1) Fees                                   0.25%
Other Expenses                                              0.53%
                                                      -----------
Total Annual Fund Operating Expenses                        1.18%
                                                      ===========
Fee Waivers and Expense Reimbursements(1)                   0.13%
                                                      -----------
Net Expenses                                                1.05%
                                                      ===========

---------------------

(1) Reflects an agreement by Morgan, an affiliate of JPMC, to reimburse the Merging Fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 1.05% of average daily net assets with respect to the Merging Fund through 9/30/01.

                                                         PRO FORMA
                                                    WITH REORGANIZATION
                                                        AND FEEDER
                                                      REORGANIZATION
                                                      CLASS A SHARES
                                                    -------------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) When Your Buy
  Shares, Shown As % Of The Offering Price               None
  Maximum Deferred Sales Charge (Load) Shown As
  Lower Of Original Purchase Price Or Redemption
  Proceeds                                               None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                               0.40%
Distribution (12b-1) Fees                                     0.25%
Other Expenses                                                0.70%
                                                       ------------
Total Annual Fund Operating Expenses                          1.35%
                                                       ============
Fee Waivers and Expense Reimbursements(1)                     0.30%
                                                       ------------
Net Expenses                                                  1.05%
                                                       ============

---------------------

(1) Reflects an agreement by Morgan, an affiliate of JPMC, to reimburse the Fund to the extent operating expenses (which exclude interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05% of average daily net assets with respect to Class A
     Shares for a period of three years after the Reorganization.

                                                       PRO FORMA
                                                    WITH CONCURRENT
                                                    REORGANIZATION
                                                    CLASS A SHARES
                                                    ---------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) When You Buy Shares,
  Shown As % Of The Offering Price                         5.75%
  Maximum Deferred Sales Charge (Load) Shown As
  Lower Of Original Purchase Price Or Redemption
  Proceeds                                             None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                            0.40%
Distribution (12b-1) Fees                                  0.25%
Other Expense                                              0.70%
                                                      ----------
Total Annual Fund Operating Expense                        1.35%
                                                      ==========
Fee Waivers and Expense Reimbursements(1)                  0.30%
                                                      ----------
Net Expenses                                               1.05%
                                                      ==========

---------------------

(1) Reflects an agreement by Morgan, an affiliate of JPMC, to reimburse the Surviving Fund to the extent total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.05% of average daily net assets with respect to Class A Shares for three years after the Reorganization.

    The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

    EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

    - You invest $10,000;

    - You sell all of your shares at the end of each period;

    - Your investment has a 5% return each year; and

    - You pay net expenses for three years after the Reorganization and total operating expenses as indicated in the table above.

    Although actual costs may be higher or lower, based upon these assumptions your costs would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
THE MERGING FUND                 $107    $358        --        --
PRO FORMA COMBINED THE
  SURVIVING FUND WITH FEEDER
  Class A Shares                 $107    $398    $  649    $1,541
PRO FORMA COMBINED THE
  SURVIVING FUND WITH
  CONCURRENT REORGANIZATION
  Class A Shares                 $676    $890    $1,186    $2,027
  Class A Shares without sales
    charge                       $107    $398    $  649    $1,541

                                  RISK FACTORS

    The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund has investment policies and investment restrictions, and therefore risks, identical to those of the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the preliminary Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

    All mutual funds carry a certain amount of risk. You may lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if JPMIM's expectations regarding particular securities or markets are not met. The Surviving Fund could underperform its benchmark due to JPMIM's securities and asset allocation choices.

    In general, the value of an investment in the Surviving Fund will fluctuate in response to movements in the stock market. Adverse market conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.

    The Surviving Fund does not expect to invest more than 20% of its assets, at the time of purchase, in foreign securities, and therefore may be subject to risks in addition to those associated with U.S. securities. For example, international currency exchange rate movements could reduce gains or create losses. Additionally, the Surviving Fund could lose money because of foreign government actions, political instability or lack of adequate and/or accurate information.

    The Surviving Fund may buy when-issued and delayed delivery securities.

    The Surviving Fund may invest in derivatives such as futures, options, swaps and forward foreign currency contracts that are used for hedging the portfolio or specific securities. These derivatives may not fully offset the underlying positions. This could result in losses to the Fund that would not have otherwise occurred. Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities. The counterparty to a derivatives contract could default. Certain types of derivatives involve costs to the Fund which can reduce returns. Derivatives that involve leverage could magnify losses.

    The Surviving Fund may lend some of its portfolio securities in order to earn income. When the Surviving Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower defaults. The collateral the Surviving Fund receives from the borrower will be subject to the risks of the securities in which it is invested.

    The Surviving Fund may invest in illiquid securities. The Surviving Fund could have difficulty valuing these holdings precisely. The Surviving Fund could be unable to sell these securities at the time or price desired.

    The Surviving Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity. Increased trading would raise the Surviving Fund's transaction costs. Increased short-term capital gains distributions would raise shareholders' income tax liability.

    An investment in the Surviving Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Surviving Fund's share price is lower than when you invested.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

    The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

    The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, JPMIF will issue at the Effective Time of the Reorganization full and fractional Class A Shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

    Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Class A Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Class A Shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

    The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the identical investment policies of the Merging Fund and the Surviving Fund. Concurrently with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities rather than in the Master Portfolio.

    After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.

    The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on or about September 1, 2001 or such other date as is agreed to by the parties.

    In addition, the consummation of the Reorganization is contingent upon the consummation of the Feeder Reorganization.

    The expenses of the Funds in connection with the Reorganization will be borne by JPMC or one of its affiliates.

    The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS

    The Merging Fund and the Surviving Fund currently exist in "master/feeder" format, pursuant to which each fund (the feeders) invest its assets in a common portfolio -- the "master" -- and shares of each fund are sold to different categories of investors with different distribution and shareholder services and fees.

Among other reasons for the creation of this structure was the opportunity to obtain the economies of scale from an investment and expense perspective that might come from the investment and administration of a larger pool of assets than any one fund could expect to have on its own. An important factor in the decision to structure the funds in this way was that non-U.S. investors' assets would be invested alongside those of U.S. investors within the master portfolio on a basis that was not disadvantageous to the non-U.S. investors from a U.S. tax perspective. For various reasons, non-U.S. feeders in the fund complex withdrew their assets from the masters commencing in 1997, thereby eliminating one of the principal reasons for the master/feeder format. Nevertheless, the funds continued in that format and, the JPMIF Board believes, conducted their operations on a basis at least as favorable to the funds as would have obtained if the format had been abandoned, as is now proposed.

    Following the announcement of the merger of the Chase Manhattan Corporation and J.P. Morgan & Co., JPMIM and Morgan and their counterparts within the Chase organization reviewed the compatibilities of their various mutual fund groups, including their respective organizational structures, service providers, distribution arrangements and methodologies, and fees and expenses. The proposed Reorganization of the Merging Fund into the Surviving Fund is a part of the more general integration of the J.P. Morgan funds complex with the Chase Vista funds complex to create a single mutual fund complex with substantially similar arrangements for the provision of advisory, administration, distribution, custody and fund accounting and transfer agency services.

    The JPMIF Board believes that the conversion by way of the proposed Reorganization of the current master-feeder format into the multiclass format discussed in this Combined Prospectus/Proxy Statement and the adoption of the service arrangements by the Surviving Fund described herein (the "Service Arrangements") are in the best interests of the Merging Fund and its shareholders and that the interests of shareholders will not be diluted as a result of the Reorganization.

    In considering the proposed Reorganization and Service Arrangements on January 23 and 24 and on March 26 and 27, 2001 the JPMIF Board also noted that there were important benefits expected to arise out of the integration of the J.P. Morgan and Chase Vista mutual funds complexes. Among these benefits, the Board considered (1) investor and shareholder confusion should be mitigated if not eliminated by the adoption by both the J.P. Morgan and the Chase Vista mutual funds of common organizational structures and common service providers;
(2) Surviving Fund shareholders would be able to exchange into a larger number and greater variety of funds without paying sales charges, (3) to the extent that additional share classes are subsequently offered by the Surviving Fund it should have a positive effect on asset growth, which in turn over time could result in a lower total expense ratio as economies of scale were realized;
(4) JPMIM advised the Board that it believes that the outsourcing of many functions to the sub-administrator will (a) upgrade the quality of services currently being provided to the Funds, and (b) enhance Morgan's ability effectively to monitor and oversee the quality of all Fund service providers, including the investment adviser, distributor, custodian and transfer agent;
(5) Morgan's undertaking for three years to waive fees or reimburse the Surviving Fund's expenses in order that the total expense ratios of the Select and Institutional Classes do not exceed those of the Merging Fund and the Surviving Fund, respectively; (6) the fact that all costs and expenses of the Reorganization and implementation of the Service Arrangements would be borne by JPMC and (7) the fact that the Reorganization would constitute a tax-free reorganization.

    In addition, each Board took into account that, notwithstanding the increase in the administration fee paid to Morgan, Morgan agreed to cap the total expenses as set forth in the expense table above and to institute a breakpoint in the administration fee from 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion to 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays its administrator, Morgan, an administration fee at an effective rate of 0.048% of its average daily net assets. Moreover, JPMIM agreed that, notwithstanding its proposed increase to $1 million of the minimum investment in the Select Class, all current shareholders of the Merging Fund (for which the current minimum is $2,500) will be entitled to make additional investments in the Select Class of the Surviving Fund or of any other fund in the integrated fund complex or to exchange shares of the Select Class of the Surviving Fund for Select Shares of any other such fund. The Board also noted that Morgan did not propose, and advised that it does not expect to propose, the imposition of any distribution (12b-1) fees or shareholder servicing fees on the Select or Institutional Class that are not already in place. Finally the Board was advised that the custody and fund accounting fees to be charged by Chase will be lower than those currently charged by The Bank of New York. It should be recognized that, at current asset levels and in consequence of the expense cap, the lower custody and fund accounting fees will not have an immediate effect on the Surviving Fund's total expense ratio but should have some positive effect in the future.

    Based upon their evaluation of the relevant information provided to them, the changes effected in the Service Arrangements in the negotiations between the Trustees and Morgan, and in light of their fiduciary duties under federal and state law, the Trustees, including a majority who are not interested persons of the Funds or JPMC as defined in the 1940 Act, determined that the proposed Reorganization is in the best interests of the Merging and Surviving Fund, as applicable that the interests of their respective shareholders would not be diluted as a result of the Reorganization, and that the Service Arrangements are in the best interests of the Surviving Fund.

    THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

    The JPMIF Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

INFORMATION RELATING TO THE CONCURRENT REORGANIZATIONS

    The terms and conditions under which the Concurrent Reorganizations may be consummated are set forth in reorganization plans which are substantially similar to the Reorganization Plan you are in considering. Concurrently with the Reorganization and Feeder Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities rather than in the Master Portfolio. The consummation of the Chase Fund Reorganization is contingent upon the consummation of the Reorganization and the Feeder Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

    Consummation of the Reorganization is subject to the condition that JPMIF receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Class A Shares and the liquidating distributions to shareholders of the Class A Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction;
(iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Class A Shares solely in exchange for their Merging Fund Shares; (v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization;
(vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Class A Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

    The Master Portfolio currently has an aggregate basis in its assets that is higher than the aggregate basis of all of the partnership interests in the Master Portfolio. Upon consummation of the Reorganization, the Surviving Fund will have an aggregate basis in its assets equal to the aggregate basis of the partnership interests in the Master Portfolio held by the Merging Fund and the Surviving Fund immediately prior to the Reorganization rather than the higher aggregate basis that such assets had in the hands of the Master Portfolio. Thus, the benefit of such higher basis will be lost upon consummation of the Reorganization.

    JPMIF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

    Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as well as the Feeder Advisor Portfolio as a result of the Concurrent Reorganizations, the total capitalization of the Surviving Fund after the Reorganization and the Concurrent Reorganizations is expected to be greater than the current capitalization of the Merging Fund. The following tables sets forth as of November 30, 2000: (i) the capitalization of the Merging Fund;
(ii) the capitalization of the Surviving Fund and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Concurrent Reorganizations. There is, of course, no assurance that the Reorganization and the Concurrent Reorganizations will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently has one class of shares. In connection with the Reorganization, this class will be renamed Institutional Class and the Class A share class, Class B share class, Class C share class, and the Select share class will be introduced.

                                 CAPITALIZATION
                         PRO FORMA WITH REORGANIZATION

                                BENEFICIAL                                        NET ASSET
                                 INTEREST                                         VALUE PER
                                OUTSTANDING  SHARES OUTSTANDING    NET ASSETS       SHARE
                                -----------  ------------------  ---------------  ---------
J.P. MORGAN FUNDS
  J.P. Morgan U.S. Equity
    Fund--
    Advisor Series (the
    Merging Fund).............      53,157          --                 475,351        8.94
  J.P. Morgan U.S. Equity
    Fund......................  16,611,076          --             343,997,623       20.71
  J.P. Morgan Institutional
    U.S.
    Equity Fund (the Surviving
    Fund).....................  15,051,872          --             183,470,628       12.19

PRO FORMA COMBINED
  Class A.....................      --                 38,998          475,351       12.19
  Select......................      --             28,221,456      343,997,623       12.19
  Institutional...............      --             15,051,872      183,470,628       12.19

                                 CAPITALIZATION
                    PRO FORMA WITH CONCURRENT REORGANIZATION

                                BENEFICIAL                             NET ASSET
                                 INTEREST      SHARES                  VALUE PER
                                OUTSTANDING  OUTSTANDING  NET ASSETS     SHARE
                                -----------  -----------  -----------  ---------
J.P MORGAN FUNDS
  J.P. Morgan U.S. Equity
    Fund--
    Advisor Series (the
    Merging Fund).............      53,157       --           475,351      8.94
  J.P. Morgan U.S. Equity
    Fund......................  16,611,076       --       343,997,623     20.71
  J.P. Morgan Institutional
    U.S.
    Equity Fund (the Surviving
    Fund).....................  15,051,872       --       183,470,628     12.19
JPMORGAN LARGE CAP EQUITY FUND
  Class A.....................      --        3,980,818    60,636,740     15.23
  Class B.....................      --        1,780,660    26,905,354     15.11
  Class C.....................      --          124,782     1,876,100     15.04
  Institutional...............      --        7,076,121   108,285,188     15.30
PRO FORMA COMBINED WITH
  CONCURRENT REORGANIZATION
  Class A.....................      --        5,013,616    61,112,083     12.19
  Class B.....................      --        2,207,306    26,905,349     12.19
  Class C.....................      --          153,915     1,876,106     12.19
  Select......................      --       37,105,139   452,282,818     12.19
  Institutional...............      --       15,051,872   183,470,628     12.19

---------------------

(1)  Formerly, Chase Vista Large Cap Equity Fund

                      PURCHASES, REDEMPTIONS AND EXCHANGES

    Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares of the Surviving Fund will be substantially similar to those of the Merging Fund. The Surviving Fund currently has one class of shares. In connection with the Reorganization and the Concurrent Reorganizations, this class will be renamed "Institutional Class" and the Class A share class, Class B share class, Class C share class and Select Class share class will be introduced. The following discussion reflects the new class structure. This section is qualified in its entirety by the discussion in the preliminary Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

12b-1 FEES

    The Distributor is the distributor for the Surviving Fund. The Surviving Fund will adopt a Rule 12b-1 distribution plan for Class A Shares under which it will pay annual distribution fees of up to 0.25% of the average daily net assets attributable to Class A Shares. A similar 12b-1 distribution plan (with annual distribution fees of up to 0.25%) is currently in effect for shares of the Merging Fund.

    This payment covers such things as compensation for services provided by broker-dealers and expenses connected with the sale of shares. Payments are not tied to actual expenses incurred.

    Because 12b-1 expenses are paid out of the Surviving Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost more than other types of sales charges used by other mutual funds.

BUYING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF THE CLASS A SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.

    The price shareholders pay for their shares is the net asset value per share
(NAV), plus any applicable sales charge. However, shareholders who receive
Class A Shares as a result of the Reorganization will not be required to pay a sales charge on future purchases of Class A Shares of the Surviving Fund, future purchases of Class A shares of other JPMorgan Funds or exchanges into Class A shares of other JPMorgan Funds. NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund generally values its assets at fair market values but may use fair value if market prices are unavailable.

    The NAV of each class of the Surviving Fund's shares is generally calculated once each day as of the close of regular trading on the New York Stock Exchange. A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

    The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange (or such other time as determined by your financial intermediary), it will be processed at that day's price and the purchaser will be entitled to all dividends declared on that day. If an order is received after that time it will generally be processed at the next day's price. If a purchaser pays by check for Surviving Fund shares before the close of regular trading on the New York Stock Exchange, it will generally be processed the next day the Surviving Fund is open for business.

    If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each shareholder must provide a Social Security Number or Taxpayer Identification Number when opening an account.

    The Surviving Fund has the right to reject any purchase order for any reason.

    Class A Shares of the Surviving Fund generally may be purchased only through financial service firms, such as broker-dealers and banks that have an agreement with the Fund or the Fund's distributor.

    The investment minimum for Class A Shares is $2,500. For Class A Shares, checks should be made out to JPMorgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an automated clearing house cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m. on the settlement date.

    Shareholders seeking to buy Class A Shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

    A systematic investment plan is available for Class A Shares.

SELLING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE CLASS A SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.

    Class A Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order less any applicable deferred sales charge.

    Under normal circumstances, if a request is received before the close of regular trading on the New York Stock Exchange, the Surviving Fund will send the proceeds the next business day. An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days only when permitted by federal securities laws.

    A shareholder who purchased through an investment representative, or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

    Shareholders may also sell their shares by contacting the Center directly or their financial intermediary. Class A shareholders may call 1-800-622-4273.

    A systematic withdrawal plan is available for Class A Shares.

EXCHANGING SURVIVING FUND SHARES

    THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF THE CLASS A SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

    Class A Shares of the Surviving Fund may be exchanged for shares of the same class in certain other JPMorgan Funds.

    For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange. Shareholders who exchange must meet any minimum investment requirements and may have to pay a sales commission.

    The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

    For Class A Shares, if the balance falls below the applicable investment minimum for 30 days as a result of selling shares (and not because of performance), then the Surviving Fund reserves the right to request that you buy more shares or close your account. The Surviving Fund may also close the account if an investor is in the systematic investment plan and fails to meet investment minimums over a 12-month period. At least 60 days' notice will be given before closing the account.

    Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Surviving Fund does not follow reasonable procedures.

    It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

    JPMIF, on behalf of the Surviving Fund, has entered into agreements with certain shareholder servicing agents (including Morgan) under which the shareholder servicing agents will agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.25% of the average daily net assets of the Class A Shares held by investors serviced by the shareholder servicing agent. The Merging Fund likewise has similar arrangements with respect to its Shares.

    JPMIM and/or JFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

    The Surviving Fund will issue multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Class A Shares may receive a different amount for each class.

                            DISTRIBUTIONS AND TAXES

    The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

    The Surviving Fund typically distributes any net investment income at least monthly. Net capital gain, if any, is distributed annually. You have three options for your Surviving Fund distributions. You may:

    - reinvest all of them in additional Surviving Fund shares without a sales charge;

    - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

    - take all distributions in cash or as a deposit in a pre-assigned bank account.

    If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

    Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

    If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

    Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

    The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                AND THE SURVIVING FUND'S ORGANIZATION STRUCTURE

    There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND AND THE SURVIVING FUND

    Each of the Merging Fund and the Surviving Fund is organized as a series of JPMIF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMIF's operations are governed by JPMIF's Declaration of Trust and By-Laws and applicable Massachusetts law.

The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

    Subject to the provisions of its trust documents, the business of the Merging Fund and the Surviving Fund is managed by JPMIF's Trustees, who serve indefinite terms (subject to mandatory retirement age) and have all powers necessary or convenient to carry out their responsibilities.

    Information concerning the current Trustees and officers of JPMIF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

    JPMIF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of JPMIF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of JPMIF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. JPMIF is not required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of JPMIF.

SHAREHOLDER VOTING RIGHTS

    With respect to all matters submitted to a vote of shareholders, shareholders of JPMIF are entitled to the number of votes (or "voting shares") equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.

    A vacancy in the Board of JPMIF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of voting shares representing two-thirds of the outstanding voting shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of voting shares representing not less than 10% of the outstanding voting shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

    Under Massachusetts law, shareholders of JPMIF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of JPMIF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. JPMIF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance exists and the trust itself is unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

    Under the Declaration of Trust of JPMIF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of JPMIF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

    The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of JPMIF are available without charge upon written request to that trust.

       INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

    As noted above, the assets of the Surviving Fund currently invested in the Master Portfolio are managed by JPMIM pursuant to an Advisory Agreement between JPMIM and the Master Portfolio, and JPMIM is responsible for the day-to-day management of the Surviving Fund's assets. Following the Reorganization and the Concurrent Reorganizations, the Surviving Fund's assets will be managed directly by JPMIM pursuant to an Advisory Agreement substantially similar to the agreement between the Master Portfolio and JPMIM.

DESCRIPTION OF JPMIM

    JPMIM is an indirect wholly-owned subsidiary of JPMC incorporated under the laws of Delaware. JPMIM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. JPMIM, a registered investment advisor, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. As of March 31, 2001, JPMIM and certain of its affiliates provided investment management services with respect to assets of approximately $607.7 billion.

    Under the Advisory Agreement, JPMIM will be responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMIM's responsibilities under the Advisory Agreement will include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. The services to be provided to the Surviving Fund by JPMIM are substantially similar to the services currently provided to the Master Portfolio and, therefore, indirectly to the Merging Fund by JPMIM.

   EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMIM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.40%. The Master Portfolio and, therefore, indirectly the Merging Fund also currently pay 0.40% of average net assets to JPMIM for its advisory services. JPMIM may waive fees from time to time.

    Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMIM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; management and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

   LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMIM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by JPMIF or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

   DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of JPMIF or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the JPMIF Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMIM, and by JPMIM on 90 days' written notice to JPMF.

PORTFOLIO MANAGER

    The portfolio management team for the Surviving Fund is comprised of 24 research analysts, who select stocks in their respective sectors. Henry D. Cavanna, managing director, and James H. Russo, vice president and CFA, oversee the portfolio and manage its cash flows. Mr. Cavanna has been at JPMIM since 1971. He served as manager of U.S. equity portfolios prior to managing the fund. Mr. Russo has been at JPMIM since 1994 and previously served in the equity research group as an analyst covering consumer cyclical stocks.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    JPMIM places orders for the Surviving Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Surviving Fund. Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

    Portfolio transactions for the Surviving Fund will be undertaken principally to accomplish the Surviving Fund's objective in relation to expected movements in the general level of interest rates. The Surviving Fund may engage in short-term trading consistent with its objectives.

    In connection with portfolio transactions, JPMIM intends to seek best execution on a competitive basis for both purchases and sales of securities. Subject to the overriding objective of obtaining the best execution of orders, JPMIM may allocate a portion of the Surviving Fund's brokerage transactions to affiliates of JPMIM. Under the 1940 Act, persons affiliated with the Surviving Fund and persons who are affiliated with such persons are prohibited from dealing with the fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. However, affiliated persons of the fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Surviving Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMIM or an affiliate is a member or in a private placement in which JPMIM or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the Commission or with interpretations of the Commission's staff.

    Investment decisions made by JPMIM are the product of many factors in addition to basic suitability for the particular fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Surviving Fund may only sell a security to other portfolios or accounts managed by JPMIM or its affiliates in accordance with procedures adopted by the Trustees.

    It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when JPMIM deems the purchase or sale of a security to be in the best interests of the Surviving Fund, as well as other clients including other funds, JPMIM, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Surviving Fund with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by JPMIM in the manner it considers to be most equitable and consistent with JPMIM's fiduciary obligations to the Surviving Fund. In some instances, this procedure might adversely affect the Surviving Fund.

OTHER SERVICES

    The Distributor is a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the distributor for both the Surviving Fund and the Merging Fund. An affiliate of the Distributor is the sub-administrator for both the Surviving Fund and Merging Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.

    Morgan serves as administrator and shareholder servicing agent, BONY serves as fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent for the Surviving Fund. The services provided by Morgan and BONY include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, BONY will be responsible for the daily safekeeping of securities and cash held by the Surviving Fund. It is anticipated that subsequent to the consummation of the Reorganization, Chase will become the Surviving Fund's administrator, shareholder servicing agent, fund accountant and custodian, and DST will become the Surviving Fund's transfer agent and dividend disbursing agent.

    In connection with the Reorganization, the administration fee paid to Morgan will be increased on August 11, 2001 to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays Morgan, its administrator, an administration fee at an effective rate of 0.048% of its average daily net assets.

                                  PROPOSAL 2:
                              ELECTION OF TRUSTEES

    It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMIF, which is currently organized as a Massachusetts business trust. All shareholders of any series of JPMIF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are a shareholder in JPMIF, you are entitled to vote on this proposal.

    In connection with the recent merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMIM and its affiliates be reorganized. JPMC and the Boards considered that the Boards of Trustees for the registered investment companies advised by J.P. Morgan Investment Management Inc. and the registered investment companies advised by J.P. Morgan Fleming Asset Management (USA) Inc. also be integrated and streamlined into a consolidated Board of Trustees to serve all of the funds in the Fund Complex (as defined below) (the "Consolidated Board"). It is anticipated that having a Consolidated Board will enhance the governance of the larger Fund Complex and is consistent with the prior practice of having a single Board for each predecessor fund complex. JPMC believes, and the respective Boards similarly concluded, that the Consolidated Board will increase administrative efficiencies for JPMC and the funds in the Fund Complex and will benefit shareholders of all such funds. The eight individuals who are being proposed for election to the Consolidated Board, and hence the Nominees described in this Proposal, were nominated after a careful and deliberate selection process by the respective Nominating Committees and Boards of Trustees. This selection process included the consideration of various factors, such as the desire to balance the respective expertise of the various candidates and diversity of background, the historical experience of various Trustees and Advisory Board members of the predecessor complexes, the sizes of the Boards and each of the Fund Complexes and related future cost savings, the practicalities dictated by the age 70 mandatory retirement policy of the registered investment companies advised by J.P. Morgan Investment Management Inc., and other factors the Boards deemed relevant. Therefore, the Nominees include certain current Trustees of JPMIF, JPMIF's Advisory Board and certain Trustees of the former Chase Vista Funds. Each Nominee has consented to being named in this Proxy Statement and has agreed to serve as a Trustee if elected. Each Trustee will hold office for a term of unlimited duration subject to the current mandatory retirement age of 70(1). The Trustees have no reason to believe that any Nominee will be unavailable for election.

    Other shareholders of JPMIF are concurrently considering the election of the same individuals to the Board of Trustees of JPMIF. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of JPMIF is contained in either of the Fund's Statements of Additional Information, which are incorporated herein by reference.

    The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.

---------------------

(1) Each Nominee is grandfathered with respect to the mandatory retirement age for three years from the date of election.

    THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.

VOTE REQUIRED

    The affirmative vote of the holders of more than 50% of the voting shares of JPMIF present, in person or by proxy, at the joint Meeting is required to elect a Trustee of JPMIF, provided that at least one-third of the outstanding voting shares of JPMIF is represented at the joint Meeting, either in person or by proxy. In the event that the requisite vote is not reached, the current Trustees would remain as the only Trustees of JPMIF.

    The following are the nominees:

                                     TRUSTEE
        NAME OF NOMINEE AND          OF JPMIF           BUSINESS EXPERIENCE AND PRINCIPAL OCCUPATIONS
CURRENT POSITION WITH FUND COMPLEX    SINCE    AGE   DURING THE PAST FIVE YEARS AND CURRENT DIRECTORSHIPS
-----------------------------------  --------  ---  ------------------------------------------------------
William J. Armstrong--               Nominee   59   Retired; formerly Vice President and Treasurer,
  Trustee of certain other trusts                   Ingersoll-Rand Company (manufacturer of industrial
  in the Fund Complex since 1987                    supplies). Address: 287 Hampshire Ridge, Park Ridge,
                                                    NJ 07656.

Roland R. Eppley, Jr.--              Nominee   68   Retired; formerly President and Chief Executive
  Trustee of certain other trusts                   Officer, Eastern States Bankcard Association Inc.
  in the Fund Complex since 1989                    (financial services) (1971-1988); Director, Janel
                                                    Hydraulics, Inc.; formerly Director of The Hanover
                                                    Funds, Inc. (open-end mutual funds). Address: 105
                                                    Coventry Place, Palm Beach Gardens, FL 33418.

Ann Maynard Gray--                   Nominee   55   Former President, Diversified Publishing Group and
  Member of Advisory Board of the                   Vice President, Capital Cities/ABC, Inc. Ms. Gray is
  Trust and certain other trusts in                 also a director of Duke Energy Corporation and Elan
  the Fund Complex since 2000                       Corporation, plc (pharmaceuticals). Address: 1262
                                                    Rockrimmon Road, Stamford, CT 06903.

Matthew Healey--                       1992    63   Former Chief Executive Officer of the Trust through
  Chairman of the Trust and certain                 April 2001; Chairman, Pierpont Group (provides
  other trusts in the Fund Complex;                 services to trustees of investment companies), since
  Trustee of certain trusts in the                  prior to 1993. Address: Pine Tree Country Club
  Fund Complex since 1982                           Estates, 10286 Saint Andrews Road, Boynton Beach,
                                                    Florida 33436.

Fergus Reid, III*--                  Nominee   68   Chairman and Chief Executive Officer, Lumelite
  Chairman of certain other trusts                  Corporation (plastics manufacturing), since September
  in the Fund Complex; Trustee of                   1985; Trustee, Morgan Stanley Funds. Address:
  certain trusts in the Fund                        202 June Road, Stamford, CT 06903.
  Complex since 1984

James J. Schonbachler--              Nominee   58   Retired; prior to September, 1998, Managing Director,
  Member of Advisory Board of the                   Bankers Trust Company and Group Head and Director,
  Trust and certain other trusts in                 Bankers Trust A.G., Zurich and BT Brokerage Corp.
  the Fund Complex since 2000                       (financial services). Address: 3711 Northwind Court,
                                                    Jupiter, FL 33477.

Leonard M. Spalding, Jr.*--          Nominee   65   Retired; formerly Chief Executive Officer of Chase
  Trustee of certain other trusts                   Mutual Funds Corp.; formerly President and Chief
  in the Fund Complex since 1998                    Executive Officer of Vista Capital Management
                                                    (investment management); and formerly Chief Investment
                                                    Executive of The Chase Manhattan Private Bank
                                                    (investment management). Address: 2025 Lincoln Park
                                                    Road, Springfield, KY 40069.

                                     TRUSTEE
        NAME OF NOMINEE AND          OF JPMIF           BUSINESS EXPERIENCE AND PRINCIPAL OCCUPATIONS
CURRENT POSITION WITH FUND COMPLEX    SINCE    AGE   DURING THE PAST FIVE YEARS AND CURRENT DIRECTORSHIPS
-----------------------------------  --------  ---  ------------------------------------------------------
H. Richard Vartabedian--             Nominee   65   Former President of certain other trusts in the Fund
  Trustee of certain other trusts                   Complex through April 2001; Investment Management
  in the Fund Complex since 1992                    Consultant; formerly, Senior Investment Officer,
                                                    Division Executive of the Investment Management
                                                    Division of The Chase Manhattan Bank, N.A., 1980-1991.
                                                    Address: P.O. Box 296, Beach Road, Hendrick's Head,
                                                    Southport, ME 04576.

---------------------

  *  Mr. Spalding is deemed to be an "interested person" (as defined in the 1940
     Act) due to his ownership of equity securities of affiliates of JPMC. It is anticipated that Mr. Reid will be named Chairman of the Trust and therefore may be deemed to be an "interested person" of the Trust.

    If elected, each nominee would oversee 81 separate portfolios.

    The Board of Trustees and Advisory Board Members of JPMIF each met five times during the 2000 calendar year, and each of these individuals attended at least 75% of the meetings of the Board and any committee on which he or she serves.

    The Board of Trustees of JPMIF presently has an Audit Committee. The members of the Audit Committee are Messrs. Addy (Chairman), Eschenlauer, Burns, Mallardi and Healey. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the 2000 calendar year.

    The Board of Trustees of JPMIF presently has a Nominating Committee. The members of the Nominating Committee are Messrs. Addy, Eschenlauer, Burns and Mallardi. The function of the Nominating Committee is to nominate trustees for the Board to consider. The Nominating Committee met one time during the 2000 calendar year.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

    Each current Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of JPMIM is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by JPMIM. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves.

    Set forth below is information regarding compensation paid or accrued during the calendar year ended December 31, 2000 for each nominee of JPMIF:

                                            COMPENSATION FROM          PENSION OR RETIREMENT  TOTAL COMPENSATION FROM
                                         "MORGAN FUND COMPLEX"(1)        BENEFITS ACCRUED        "FUND COMPLEX"(2)
                                     --------------------------------  ---------------------  -----------------------
William J. Armstrong                                  NA                     $ 41,781              $ 90,000 (10)(3)
Roland R. Eppley, Jr.                                 NA                     $ 58,206              $ 91,000 (10)(3)
Ann Maynard Gray                                 $75,000                           NA              $ 75,000 (17)(3)
Matthew Healey(4)                                $75,000                           NA              $ 75,000 (17)(3)
Fergus Reid, III                                      NA                     $110,091              $202,750 (10)(3)
James J. Schonbachler                            $75,000                           NA              $ 75,000 (17)(3)
Leonard M. Spalding, Jr.                              NA                     $ 35,335              $ 89,000 (10)(3)
H. Richard Vartabedian                                NA                     $ 86,791              $134,350 (10)(3)

---------------------

(1) The Morgan Fund Complex means registered investment companies advised by JPMIM.
(2) A Fund Complex generally means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies (as used herein, registered investment companies advised by JPMIM and JPMFAM).
(3) Total number of investment company boards with respect to Trustees, or Advisory Boards with respect to Advisory Board members, served on within the Fund Complex.
(4)  Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont
     Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

ONE-TIME RETIREMENT PACKAGE FOR MORGAN FUND COMPLEX

    Inasmuch as the Morgan Fund Complex does not have any retirement plan for its Trustees and JPMC will also benefit from the administrative efficiencies of a consolidated board, JPMC volunteered to pay a one-time retirement package to the Trustees of the Morgan Fund Complex and the Advisory Board members who will leave the Board of Trustees or Advisory Board of the Morgan Fund Complex prior to their normal retirement date. For each retiring Trustee, the retirement package is equal to three times the annual fee (which may increase) for the new Combined Board per Trustee; for each retiring Advisory Board member, the retirement package is one and a half times the annual fee (which may increase) for the new Combined Board per Trustee.

FORMER CHASE VISTA FUNDS' RETIREMENT PLAN AND DEFERRED COMPENSATION PLAN FOR ELIGIBLE TRUSTEES

    Effective August 21, 1995, the Trustees of the former Chase Vista Funds also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of
(1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was reimbursed by Chase. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian, who are Nominees, received $1,027,673, $800,600, $2,249,437, $463,798 and $1,076,927, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.

    Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may enter into agreements with such Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Nominees who have elected to defer compensation under such plan.

    The Trustees decide upon general policies and are responsible for overseeing JPMIF's business affairs. To assist the Trustees in exercising their overall supervisory responsibilities, each of JPMIF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. JPMIF paid Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. As part of the overall integration and reorganization of the Funds within the Fund Complex, it is anticipated that the Merging Fund and the Surviving Fund will terminate their agreements with Pierpont Group, Inc. in connection with the Reorganization. The consolidated Board of Trustees will instead look to counsel, auditors, Morgan and other service providers as necessary.

    The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund, the Surviving Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

    SURVIVING FUND -- For the fiscal years ended May 31, 1998, 1999 and 2000:
$12,419, $7,659 and $4,651, respectively.

    MASTER PORTFOLIO -- For the fiscal years ended May 31, 1998, 1999 and 2000:
$30,613, $18,019 and $12,016, respectively.

PRINCIPAL EXECUTIVE OFFICERS

    JPMIF's principal executive officers are listed below. The officers conduct and supervise the business operations of JPMIF. The business address of each of the officers, unless otherwise noted, is J.P. Morgan Fund Distributors, Inc., 1211 Avenue of Americas, New York, New York, 10036. Each officer will hold office for an indefinite term, but may be removed by the Board of Trustees at any time. The principal executive officers of JPMIF are as follows:

                                     PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS AND OTHER
NAME AND POSITION               AGE  INFORMATION
-----------------               ---  -----------
David Wezdenko                  37   Vice President, J.P. Morgan Investment Management Inc.
  President and Treasurer            Mr. Wezdenko is the Chief Operating Officer for the U.S.
  (April 2001-present)               Mutual Funds and Financial Intermediaries Business. Since
                                     joining J.P. Morgan in 1996, he has held numerous
                                     financial and operations related positions supporting the
                                     J.P. Morgan pooled funds business.

Sharon Weinberg                 41   Vice President, J.P. Morgan Investment Management Inc.
  Vice-President and Secretary       Ms. Weinberg is head of Business and Product Strategy for
  (April 2001-present)               the U.S. Mutual Funds and Financial Intermediaries
                                     business. Since joining J.P. Morgan in 1996 in New York,
                                     she has held numerous positions throughout the asset
                                     management business in mutual funds marketing, legal and
                                     product development.

ACCOUNTANTS

    PricewaterhouseCoopers LLP serves as the Merging Fund's, the Surviving Fund's and the Master Portfolio's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when JPMIF engages it to do so. Representatives of PricewaterhouseCoopers LLP are expected to be present at the Meeting, and will have an opportunity to make a statement if they desire. Such representatives are expected to be available to respond to appropriate questions at the Meeting.

   AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio for the last fiscal year was $37,500.

   FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. There were no financial systems design and implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000.

   ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,025,600.

    The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

    This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMIF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMIF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMIF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMIF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMIF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

    Only the Merging Fund Shareholders of record at the close of business on April 6, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted 313,548.740 Merging Fund shares. Each shareholder of the Merging Fund is entitled to the number of votes equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.

    The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund voting shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund voting shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund voting shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund voting shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the voting shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

    All Merging Fund voting shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR (and therefore will have the effect of a vote against) the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast (and therefore will have the effect of a vote against) on the Proposals.

    A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMIF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

    JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund) will pay the cost of the preparation, printing and mailing to its shareholders of the Combined Prospectus/Proxy Statement, accompanying Notice of Meeting, form of proxy and any supplementary solicitation of its shareholders.

    It is expected that the cost of retaining D. F. King & Co., Inc., to assist in the proxy solicitation process for the fund complex will not exceed $200,000 in addition to expenses, which cost will be borne by JPMC.

INTERESTED PARTIES

    On the record date, the Trustees and officers of JPMIF as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Merging Fund and the percentage of any class or series of shares of the Surviving Fund that would be owned by such persons upon consummation of the Reorganization based upon their holdings at April 6, 2001 are as follows:

                                                     PERCENTAGE OF  PERCENTAGE OF
                                         AMOUNT      MERGING FUND   SURVIVING FUND
                                       OF SHARES       OWNED ON       OWNED UPON
         NAME AND ADDRESS                OWNED        RECORD DATE    CONSUMMATION
-----------------------------------  --------------  -------------  --------------
JP MORGAN INVESTMENT
  MANAGEMENT INC
  SEED ACCOUNT JPM US EQUITY
  ADVISOR
  ATTN: HASKEL GINSBERG
  522 5th AVE
  NEW YORK NY 10036-7601                53,202.8530        16.97%        0.01
THE FULTON COMPANY
  C/O FULTON FINANCIAL
  ADVISORS NA
  PO BOX 3215
  LANCASTER PA 17604-3215              260,330.8750        83.03         0.05

    On the record date, the Trustees and officers of JPMIF as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and share ownership of the persons who owned beneficially more than 5% of the shares of the Surviving Fund or any class thereof and the percentage of any class or series of shares of the Surviving Fund or any class thereof that would be owned by such person upon consummation of the Reorganization based upon their holdings at April 6, 2001 were as follows:

                                                      PERCENTAGE OF   PERCENTAGE OF
                                         AMOUNT      SURVIVING FUND   SURVIVING FUND
                                       OF SHARES        OWNED ON        OWNED UPON
         NAME AND ADDRESS                OWNED         RECORD DATE     CONSUMMATION
-----------------------------------  --------------  ---------------  --------------
MORGAN GUARANTY TRUST CO
  AS TTEE FOR DEGUSSA DEFINED
  BENEFIT RETIREMENT TRUST
  ATTN: SPECIAL PRODUCTS 2/OPS3
  500 STANTON CHRISTIANA RD
  NEWARK DE 19713-2107               3,138,464.4850          20.77%        7.12%
JPMIM AS AGENT AND
  INVESTMENT MANAGER FOR THE
  UNITED HOSPITAL FUND
  ATTN: PAUL BRIGNOLA
  522 FIFTH AVENUE
  NEW YORK NY 10036-7601               960,971.4240           6.36%        2.15%
HARRIS TRUST AND SAVINGS
  BANK AS TRUSTEE OF THE CTS
  CORP EMP BENEFITS PLANS
  MASTER TR
  ATT J TOMAN VP
  111 W MONROE ST 5E
  CHICAGO IL 60603-4096              2,020,689.0920          13.37%        4.58%
THE CHURCH PENSION FUND FOR
  THE RETIREMENT SAVINGS
  PROGRAM
  ATTN: JEFF ACKERMAN
  445 FIFTH AVE 7TH FLOOR
  NEW YORK NY 10016-0109             1,595,149.7300          10.56%        3.62%
FIFTH THIRD BANK TRUST
  ADENA HEALTH CARE 01-2-3068921
  TTEES
  PO BOX 630074
  CINCINNATI OH 45263-0001             779,879.3270           5.16%        1.77%

                                                      PERCENTAGE OF   PERCENTAGE OF
                                         AMOUNT      SURVIVING FUND   SURVIVING FUND
                                       OF SHARES        OWNED ON        OWNED UPON
         NAME AND ADDRESS                OWNED         RECORD DATE     CONSUMMATION
-----------------------------------  --------------  ---------------  --------------
MARIETTA COLLEGE
  PAMELA SIEBURG CONTROLLER
  215 5TH STREET
  MARIETTA OH 45750-4033             1,132,230.0500           7.49%        2.57%
KEY TRUST CO TTEE FOR LIN
  TELEVISION CORP RETIREMENT PLAN
  PO BOX 94871
  CLEVELAND OH 44101-4871            1,743,375.4750          11.54%        3.96%

PROPOSALS TO BE SUBMITTED BY SHAREHOLDERS

    The Merging Fund does not generally hold an Annual Meeting of Shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders' meeting should send their written proposals to the Secretary of the Merging Fund at the address set forth on the cover of this Combined Prospectus/Proxy Statement.

                       ADDITIONAL INFORMATION ABOUT JPMIF

    Information about each of the Merging Fund and the Surviving Fund is included in its Prospectus, which is incorporated by reference herein. The Surviving Fund's Prospectus is also enclosed herein. Additional Information about each of the Merging Fund and the Surviving Fund is also included in JPMF's Statements of Additional Information with respect to each of them which has been filed with the Commission and which are incorporated herein by reference. Copies of the Prospectus and Statements of Additional information may be obtained without charge by calling 1-800-766-7722. JPMIF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

    The audited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund for the fiscal year ended
May 31, 2000, and the audited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal year ended May 31, 2000, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplemental data, as applicable, of the Merging Fund, the Surviving Fund and the Master Portfolio have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

    The unaudited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund for the fiscal period ended November 30, 2000, and the unaudited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal period ended November 30, 2000, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                                 OTHER BUSINESS

    The JPMIF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMIF Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

    JPMIF is not involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                             SHAREHOLDER INQUIRIES

    Shareholder inquiries may be addressed to JPMIF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-766-7722.

                                     * * *

    SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A
                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this 11th day of May, 2001 by and among J.P. Morgan Institutional Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of the J.P. Morgan U.S. Equity Fund-Advisor Series (the "Transferor Portfolio"), J.P. Morgan Institutional Funds (the "Acquiring Trust"), a Massachusetts business trust, on behalf of the J.P. Morgan Institutional U.S. Equity Fund (the "Acquiring Portfolio") and
J.P. Morgan Chase & Co.

    WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

    WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

    NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

    (a) PLAN OF REORGANIZATION.

      (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Class A share class in exchange for Shares of the Transferor Portfolio, with the amounts of shares to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by their respective custodians and J.P. Morgan Chase & Co. The determination of said parties shall be conclusive and binding on all parties in interest.

      (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

      (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

    (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

      (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on or about September 1, 2001 or such other date as is agreed to by the parties (the "Exchange Date").

      (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

      (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

    (c) VALUATION.

      (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

      (ii) The number of Class A shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Class A shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

The Acquiring Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of November 30, 2000 there were outstanding 15,051,872 shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio and The U.S. Equity Portfolio for the fiscal year ended May 31, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio and The U.S. Equity Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP"). The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio and for The U.S. Equity Portfolio for the fiscal period ended November 30, 2000 fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

    (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to November 30, 2000 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

    (i) NO MATERIAL ADVERSE CHANGE. Since November 30, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

    (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

    (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

    (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

The Transferor Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of November 30, 2000 there were outstanding 53,157 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and The U.S. Equity Portfolio for the fiscal year ended May 31, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio and

The U.S. Equity Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP. The financial statements of the Transferor Trust with respect to the Transferor Portfolio and The U.S. Equity Portfolio for the fiscal period ended November 30, 2000 fairly present the financial position of the Transferor Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to November 30, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

    (h) NO MATERIAL ADVERSE CHANGE. Since November 30, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

    (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

    (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

    (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE ACQUIRING TRUST

The Acquiring Trust covenants to the following:

    (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and
(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF THE TRANSFEROR TRUST

The Transferor Trust covenants to the following:

    (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

    (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained or on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

    (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this
Section 5(c).

    (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

    (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

    (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since November 30, 2000.

    (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

    (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of the Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization; (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization) and
(v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

    (e) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan U.S. Equity Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since November 30, 2000.

    (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Investment Management Inc. ("JPMIM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

    (d)  REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

    (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in
Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

    (f)  TAX OPINION. The Acquiring Trust shall have received the Tax Opinion.

    (g) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan U.S. Equity Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

    (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their Boards of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

    (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

    (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMIM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

    (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

    (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

 9. EXPENSES

    The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees;
(vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Class A Shares, Select Class Shares and the Institutional Class Shares of the Acquiring Portfolio are not higher than those set forth in the Registration Statement Portfolio for a period of three years, or one year with respect to the Class B Shares and the Class C Shares, after the Exchange Date.

10. NOTICES

    Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

if to the Transferor Trust (for itself or on behalf of the Transferor
Portfolio):

522 Fifth Avenue
New York, NY 10036

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

522 Fifth Avenue
New York, NY 10036

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the adviser of the Transferor Trust:

522 Fifth Avenue
New York, NY 10036

if to the adviser of the Acquiring Trust:

522 Fifth Avenue
New York, NY 10036

if to J.P. Morgan Chase & Co.:

522 Fifth Avenue
New York, NY 10036

11. RELIANCE

    All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

(a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

(b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Plan shall be governed by and construed in accordance with the laws of the State of New York.

(d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

(e) The name "J.P. Morgan Institutional Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                                                   J.P. MORGAN INSTITUTIONAL FUNDS

                                                   on behalf of J.P. Morgan Institutional U.S.
                                                   Equity Fund

                                                   By:  /s/ Sharon Weinberg
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

                                                   J.P. MORGAN INSTITUTIONAL FUNDS

                                                   on behalf of J.P. Morgan U.S. Equity Fund-Advisor
                                                   Series

                                                   By:  /s/ Sharon Weinberg
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

Agreed and acknowledged with respect to
Section 9:

J.P. MORGAN CHASE & CO.

By:  /s/ George Gatch
     --------------------------------------------
     Name: George Gatch
     Title: Managing Director

                      STATEMENT OF ADDITIONAL INFORMATION

                      (SPECIAL MEETING OF SHAREHOLDERS OF
                  J.P. MORGAN U.S. EQUITY FUND-ADVISOR SERIES
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS)

       This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 16, 2001 for the Special Meeting of Shareholders of J.P. Morgan U.S. Equity Fund-Advisor Series (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling JPMorgan U.S. Equity Fund-Advisor Series at 1-800-766-7722.

       Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

       Further information about the Surviving Fund and the Merging Fund is contained in JPMF's Statements of Additional Information for the relevant Fund, which are incorporated herein by reference.

       The date of this Statement of Additional Information is May 16, 2001.

                              GENERAL INFORMATION

       The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

       With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of May 11, 2001 by and among JPMF, on behalf of the Merging Fund, JPMF, on behalf of the Surviving Fund, and JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by JPMF in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

       Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of Shares in the Merging Fund will receive Class A Shares of the Surviving Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

       At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPMF.

       A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

       The audited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund contained in their respective Annual Reports dated May 31, 2000, and the audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in its Annual Report dated May 31, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Surviving Fund's, the Master Portfolio's and the Merging Fund's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund, the Surviving Fund and the Master Portfolio for the fiscal year ended May 31, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

       The unaudited financial highlights, financial statements and notes thereto of the Merging Fund and the Surviving Fund contained in their respective Semi-Annual Reports dated November 30, 2000, and the unaudited financial statements, notes thereto and supplementary data of the Master Portfolio contained in its Semi-Annual Report dated November 30, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                         PRO FORMA FINANCIAL STATEMENTS

        THE U.S. EQUITY PORTFOLIO / JPMORGAN LARGE CAP EQUITY FUND (1)
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2000

                                   (UNAUDITED)

                                               PRINCIPAL AMOUNT                                   MARKET VALUE
                                -----------------------------------------------   ------------------------------------------------
                                                                     JPMORGAN                                            JPMORGAN
                                JPMORGAN                            U.S. EQUITY    JPMORGAN                             U.S. EQUITY
                                LARGE CAP   THE U.S.                   FUND        LARGE CAP   THE U.S.                     FUND
                                 EQUITY      EQUITY     PRO FORMA    PRO FORMA      EQUITY      EQUITY     PRO FORMA    PRO FORMA
                                  FUND     PORTFOLIO   ADJUSTMENTS   COMBINED        FUND     PORTFOLIO   ADJUSTMENTS    COMBINED
                                ---------  ----------  -----------  -----------   ----------  ----------  -----------  -----------
COMMON STOCKS - 95.6%
   CAPITAL MARKETS
   CAPITAL MARKETS - 1.8%
   Goldman Sachs Group, Inc.                  119,700                   119,700            -   9,830,363            -    9,830,363
     (The)
   TD Waterhouse Group, Inc.(+)               253,400                   253,400            -   3,357,550            -    3,357,550
                                -----------------------------------------------   ------------------------------------------------
                                        -     373,100            -      373,100            -  13,187,913            -   13,187,913
                                -----------------------------------------------   ------------------------------------------------
   COMPUTER HARDWARE
   COMPUTER HARDWARE &
   BUSINESS MACHINES  - 9.1%
   Avaya Inc.(+)                                7,300                     7,300            -      85,319            -       85,319
   Cisco Systems Inc.(s)(+)        77,000     414,800                   491,800    3,686,375  19,858,550            -   23,544,925
   Compaq Computer Corp.           77,000     232,400                   309,400    1,655,500   4,996,600            -    6,652,100
   Dell Computer Corp.(+)                      47,100                    47,100            -     906,675            -      906,675
   EMC Corp. (Mass.)(+)            46,000     104,500                   150,500    3,421,250   7,772,188            -   11,193,438
   Hewlett-Packard Co.             56,000      69,600                   125,600    1,771,000   2,201,100            -    3,972,100
   Quantum Corp. - DLT & Storage
     Systems(+)                               202,500                   202,500            -   2,733,750            -    2,733,750
   Sun Microsystems, Inc.(s)(+)    36,000     186,900                   222,900    2,738,250  14,216,081            -   16,954,331
                                -----------------------------------------------   ------------------------------------------------
                                  292,000   1,265,100            -    1,557,100   13,272,375  52,770,263                66,042,638
                                -----------------------------------------------   ------------------------------------------------
   CONSUMER CYCLICAL
   HOTELS - 0.3%
                                -----------------------------------------------   ------------------------------------------------
   Marriott International, Inc.                58,700                    58,700            -   2,432,381            -    2,432,381
                                -----------------------------------------------   ------------------------------------------------

   MOTOR VEHICLES & PARTS - 1.9%
   Dana Corp.                                  66,400                    66,400            -   1,112,200            -    1,112,200
   Delphi Automotive Systems                  167,500                   167,500            -   2,313,594            -    2,313,594
   Ford Motor Company             145,136      93,492                   238,628    3,301,844   2,126,943            -    5,428,787
   General Motors Corp.            32,200      23,800                    56,000    1,593,900   1,178,100            -    2,772,000
   Lear Corp. (+)                             129,800                   129,800            -   2,839,375            -    2,839,375
                                -----------------------------------------------   ------------------------------------------------
                                  177,336     480,992            -      658,328    4,895,744   9,570,212            -   14,465,956
                                -----------------------------------------------   ------------------------------------------------
   RESTAURANTS - 0.3%
                                -----------------------------------------------   ------------------------------------------------
   McDonald's Corp.                            57,000                    57,000            -   1,816,875            -    1,816,875
                                -----------------------------------------------   ------------------------------------------------

   FOOD/ BEVERAGES - 1.2%
   Anheuser-Busch Companies, Inc.  47,000                                47,000    2,229,563                        -    2,229,563
   Coca-Cola Co.                   42,300                                42,300    2,649,038                        -    2,649,038
   PepsiCo, Inc.                   40,000                                40,000    1,815,000                        -    1,815,000
   Sysco Corp.                     33,000                                33,000    1,823,250                        -    1,823,250
                                -----------------------------------------------   ------------------------------------------------
                                  162,300           -            -      162,300    8,516,851           -            -    8,516,851
                                -----------------------------------------------   ------------------------------------------------
   CONSUMER SERVICES
   ENTERTAINMENT - 0.9%
                                -----------------------------------------------   ------------------------------------------------
   Viacom, Inc. Cl B(+)            48,360      76,900                   125,260    2,472,405   3,931,512            -    6,403,917
                                -----------------------------------------------   ------------------------------------------------

   MEDIA - 2.0%
   AT&T Corp. - Liberty Media
     Group Cl A(+)                            104,200                   104,200            -   1,413,213            -    1,413,213
   Charter Communications, Inc.(+)             40,758                    40,758            -     804,971            -      804,971
   Comcast Corp. Cl A(+)                       93,800                    93,800            -   3,605,438            -    3,605,438
   News Corp. Ltd. (The) ADR(i)               106,400                   106,400            -   3,710,699            -    3,710,699
   The Walt Disney Co.             49,000                                49,000    1,417,938           -            -    1,417,938

                  See notes to Pro Forma Financial Statements

                                               PRINCIPAL AMOUNT                                   MARKET VALUE
                                -----------------------------------------------   ------------------------------------------------
                                                                     JPMORGAN                                            JPMORGAN
                                JPMORGAN                            U.S. EQUITY    JPMORGAN                             U.S. EQUITY
                                LARGE CAP   THE U.S.                   FUND        LARGE CAP   THE U.S.                     FUND
                                 EQUITY      EQUITY     PRO FORMA    PRO FORMA      EQUITY      EQUITY     PRO FORMA    PRO FORMA
                                  FUND     PORTFOLIO   ADJUSTMENTS   COMBINED        FUND     PORTFOLIO   ADJUSTMENTS    COMBINED
                                ---------  ----------  -----------  -----------   ----------  ----------  -----------  -----------
   Time Warner Inc.                29,000      27,700                    56,700    1,798,000   1,717,400            -    3,515,400
                                -----------------------------------------------   ------------------------------------------------
                                   78,000     372,858            -      450,858    3,215,938  11,251,721                14,467,659
                                -----------------------------------------------   ------------------------------------------------
   CONSUMER STABLE
   HOME PRODUCTS - 3.1%
   Clorox Company                              52,800                    52,800            -   2,359,500            -    2,359,500
   Estee Lauder Companies, Inc.                62,700                    62,700            -   2,715,694            -    2,715,694
   Gillette Company                47,400     153,400                   200,800    1,605,675   5,196,425            -    6,802,100
   Procter & Gamble Co. (The)                 142,000                   142,000            -  10,632,250            -   10,632,250
                                -----------------------------------------------   ------------------------------------------------
                                   47,400     410,900            -      458,300    1,605,675  20,903,869            -   22,509,544
                                -----------------------------------------------   ------------------------------------------------
   TOBACCO - 1.8%
                                -----------------------------------------------   ------------------------------------------------
   Philip Morris Companies Inc.    41,500     295,300                   336,800    1,584,781  11,276,769            -   12,861,550
                                -----------------------------------------------   ------------------------------------------------

   ENERGY
   ENERGY RESERVES &
     PRODUCTION - 5.1%
   Anadarko Petroleum Corp.                    44,500                    44,500            -   2,647,750            -    2,647,750
   Chevron Corp.                   42,100      37,900                    80,000    3,446,938   3,103,063            -    6,550,001
   Exxon Mobil Corp.(s)            95,405     217,548                   312,953    8,395,640  19,144,223            -   27,539,863
                                -----------------------------------------------   ------------------------------------------------
                                  137,505     299,948            -      437,453   11,842,578  24,895,036            -   36,737,614
                                -----------------------------------------------   ------------------------------------------------
   OIL REFINING - 0.2%
                                -----------------------------------------------   ------------------------------------------------
   Texaco Inc.                                 24,100                    24,100            -   1,399,306            -    1,399,306
                                -----------------------------------------------   ------------------------------------------------

   OIL SERVICES - 1.0%
   Baker Hughes Inc.                          109,900                   109,900            -   3,633,569            -    3,633,569
   Global Marine Inc.(+)                      108,600                   108,600            -   2,382,413            -    2,382,413
                                -----------------------------------------------   ------------------------------------------------
                                        -     242,600            -      242,600            -   6,015,982            -    6,015,982
                                -----------------------------------------------   ------------------------------------------------
   OIL & GAS - 1.2%
   BP Amoco PLC, ADR
     (United Kingdom)              24,000                                24,000    1,138,500           -            -    1,138,500
   Halliburton Co.                 41,500                                41,500    1,385,063           -            -    1,385,063
   Royal Dutch Petroleum Co.,
   N.Y. Registered Shares
     (Netherlands)                 75,800                                75,800    4,524,313           -            -    4,524,313
   Schlumberger LTD                28,000                                28,000    1,736,000                             1,736,000
                                -----------------------------------------------   ------------------------------------------------
                                  169,300           -            -      169,300    8,783,876           -            -    8,783,876
                                -----------------------------------------------   ------------------------------------------------
   FINANCE
   BANKS - 5.5%
   Amsouth Bancorporation                     223,100                   223,100            -   3,318,613            -    3,318,613
   Bank of New York Co., Inc.      85,834                                85,834    4,736,964           -            -    4,736,964
   Citigroup Inc.                 197,000      81,566                   278,566    9,813,063   4,063,006            -   13,876,069
   First Union Corp.                          103,000                   103,000            -   2,587,875            -    2,587,875
   Firstar Corp.(s)                           608,000                   608,000            -  11,780,000            -   11,780,000
   Wells Fargo Co.                 68,500                                68,500    3,249,469           -            -    3,249,469
                                -----------------------------------------------   ------------------------------------------------
                                  351,334     792,566            -    1,143,900   17,799,496  21,749,494            -   39,548,990
                                -----------------------------------------------   ------------------------------------------------
   FINANCIAL SERVICES - 7.6%
   American Express Co.            66,600                                66,600    3,658,838           -            -    3,658,838
   Associates First
     Capital Corp.                            219,900                   219,900            -   7,765,219            -    7,765,219
   Capital One Financial Corp.                 69,900                    69,900            -   3,901,294            -    3,901,294
   Countrywide Credit
     Industries, Inc.                          95,900                    95,900             -   3,560,288           -   3,560,288
   Fannie Mae                      20,700                                20,700     1,635,300          -            -   1,635,300
   Federal Home Loan Mortgage
      Corp.                                    43,100                    43,100            -   2,604,856            -    2,604,856
   General Electric Co. (U.S.)(s) 213,916     331,700                   545,616   10,602,212  16,439,880            -   27,042,092
   Morgan Stanley Dean
      Witter & Co.                 38,000                                38,000    2,408,250           -            -    2,408,250
   Providian Financial Corp.                   14,700                    14,700             -   1,323,000           -    1,323,000
   State Street Corp.               9,400                                 9,400    1,212,600           -            -    1,212,600
                                -----------------------------------------------   ------------------------------------------------
                                  348,616     775,200            -    1,123,816   19,517,200  35,594,537            -   55,111,737
                                -----------------------------------------------   ------------------------------------------------
   THRIFTS - 0.4%
                                -----------------------------------------------   ------------------------------------------------
   Washington Mutual, Inc.                     56,300                    56,300            -   2,558,131            -    2,558,131
                                -----------------------------------------------   ------------------------------------------------

   HEALTH SERVICES & SYSTEMS
   MEDICAL PRODUCTS &
   SUPPLIES - 1.1%
   Bard (C.R.), Inc.                           38,700                    38,700            -   1,905,975            -    1,905,975
   Becton Dickinson & Co.                      89,100                    89,100            -   3,029,400            -    3,029,400
   Medtronic, Inc.                             53,200                    53,200            -   2,832,900            -    2,832,900
                                -----------------------------------------------   ------------------------------------------------
                                        -     181,000            -      181,000            -   7,768,275            -    7,768,275
                                -----------------------------------------------   ------------------------------------------------
   INDUSTRIAL CYCLICAL
   CHEMICALS - 1.9%

                  See notes to Pro Forma Financial Statements

                                               PRINCIPAL AMOUNT                                   MARKET VALUE
                                -----------------------------------------------   ------------------------------------------------
                                                                     JPMORGAN                                            JPMORGAN
                                JPMORGAN                            U.S. EQUITY    JPMORGAN                             U.S. EQUITY
                                LARGE CAP   THE U.S.                   FUND        LARGE CAP   THE U.S.                     FUND
                                 EQUITY      EQUITY     PRO FORMA    PRO FORMA      EQUITY      EQUITY     PRO FORMA    PRO FORMA
                                  FUND     PORTFOLIO   ADJUSTMENTS   COMBINED        FUND     PORTFOLIO   ADJUSTMENTS    COMBINED
                                ---------  ----------  -----------  -----------   ----------  ----------  -----------  -----------
   Air Products & Chemicals, Inc.             205,300                   205,300            -   7,070,019            -    7,070,019
   Dow Chemical Co.                33,300                                33,300    1,017,731           -            -    1,017,731
   E.I. DuPont de Nemours Co.      52,900                                52,900     2,238,331          -            -    2,238,331
   Rohm and Haas Co.                          112,700                   112,700            -   3,352,825            -    3,352,825
                                -----------------------------------------------   ------------------------------------------------
                                   86,200     318,000            -      404,200    3,256,062  10,422,844            -   13,678,906
                                -----------------------------------------------   ------------------------------------------------
   DEFENSE/AEROSPACE - 0.8%
                                -----------------------------------------------   ------------------------------------------------
   Honeywell Inc.                  48,000      74,600                   122,600    2,340,000   3,636,750            -    5,976,750
                                -----------------------------------------------   ------------------------------------------------

   ELECTRICAL EQUIPMENT - 1.6%
   Corning Inc.                                36,000                    36,000            -   2,106,000            -    2,106,000
   Corvis Corp.(+)                              9,900                     9,900            -     285,244            -      285,244
   Level 3 Communications, Inc.(+)            100,200                   100,200            -   2,692,875            -    2,692,875
   Nortel Networks Corp.                      142,400                   142,400            -   5,375,600            -    5,375,600
   QUALCOMM Inc.(+)                            12,500                    12,500            -   1,003,125            -    1,003,125
                                -----------------------------------------------   ------------------------------------------------
                                        -     301,000            -      301,000            -  11,462,844            -   11,462,844
                                -----------------------------------------------   ------------------------------------------------
   ENVIRONMENTAL SERVICES - 0.5%
                                -----------------------------------------------   ------------------------------------------------
   Waste Management, Inc.                     139,757                   139,757            -   3,345,433            -    3,345,433
                                -----------------------------------------------   ------------------------------------------------

   HEAVY ELECTRICAL
   EQUIPMENT - 0.4%
                                -----------------------------------------------   ------------------------------------------------
   Cooper Industries, Inc.                     71,600                    71,600            -   2,922,175            -    2,922,175
                                -----------------------------------------------   ------------------------------------------------

   INDUSTRIAL PARTS - 2.0%
                                -----------------------------------------------   ------------------------------------------------
   Tyco International Ltd.(i)(s)              281,092                   281,092            -  14,827,602            -   14,827,602
                                -----------------------------------------------   ------------------------------------------------

   MACHINERY - 0.5%
   Caterpillar, Inc.               60,000                                60,000    2,358,750           -            -    2,358,750
   Dover Corp.                     36,000                                36,000    1,473,750           -            -    1,473,750
                                -----------------------------------------------   ------------------------------------------------
                                   96,000           -            -       96,000    3,832,500           -            -    3,832,500
                                -----------------------------------------------   ------------------------------------------------
   MINING/METALS - 0.7%
   Alcoa Inc.                      40,400      61,764                   102,164    1,138,775   1,740,973            -    2,879,748
   Allegheny Technologies Inc.                110,186                   110,186            -   2,189,947            -    2,189,947
                                -----------------------------------------------   ------------------------------------------------
                                   40,400     171,950            -      212,350    1,138,775   3,930,920            -    5,069,695
                                -----------------------------------------------   ------------------------------------------------

   OFFICE EQUIPMENT - 0.1%
                                -----------------------------------------------   ------------------------------------------------
   Xerox Corp.                    145,000                               145,000    1,005,938           -            -    1,005,938
                                -----------------------------------------------   ------------------------------------------------

   PAPER PRODUCTS - 0.4%
   International Paper Co.         35,100                                35,100    1,189,013           -            -    1,189,013
   Weyerhaeuser Co.                37,000                                37,000    1,618,750           -            -    1,618,750
                                -----------------------------------------------   ------------------------------------------------
                                   72,100           -            -       72,100    2,807,763           -            -    2,807,763
                                -----------------------------------------------   ------------------------------------------------
   RAILROADS - 0.3%
                                -----------------------------------------------   ------------------------------------------------
   Union Pacific Corp.                         51,900                    51,900            -   2,413,350            -    2,413,350
                                -----------------------------------------------   ------------------------------------------------

   INSURANCE
   LIFE & HEALTH INSURANCE - 1.3%
   CIGNA Corp.                                 45,100                    45,100            -   5,941,925            -    5,941,925
   MetLife, Inc.(+)                           118,600                   118,600            -   3,513,525            -    3,513,525
                                -----------------------------------------------   ------------------------------------------------
                                        -     163,700            -      163,700            -   9,455,450            -    9,455,450
                                -----------------------------------------------   ------------------------------------------------

   PROPERTY AND CASUALTY
   INSURANCE - 3.8%
   Allstate Corp.                             137,800                   137,800            -   5,270,850            -    5,270,850
   Ambac Financial Group, Inc.                 83,400                    83,400            -   6,369,675            -    6,369,675
   American International
     Group, Inc.                  117,900                               117,900   11,428,931           -            -   11,428,931
   XL Capital Ltd. Cl A(i)                     57,300                    57,300            -   4,573,256            -    4,573,256
                                -----------------------------------------------   ------------------------------------------------
                                  117,900     278,500            -      396,400   11,428,931  16,213,781            -   27,642,712
                                -----------------------------------------------   ------------------------------------------------

   PHARMACEUTICALS
   DRUGS - 11.4%
   Abbott Laboratories             82,000                                82,000    4,515,125           -            -    4,515,125
   Alza Corp.(+)                              125,200                   125,200            -   5,555,750            -    5,555,750
   American Home Products Corp.    55,000      62,300                   117,300    3,306,875   3,745,788            -    7,052,663
   Bristol-Myers Squibb Co.                    61,700                    61,700            -   4,276,581            -    4,276,581
   Lilly (Eli) & Co.               35,000      88,500                   123,500    3,279,063   8,291,344            -   11,570,407
   Merck & Co., Inc.                           64,900                    64,900            -   6,015,419            -    6,015,419

                  See notes to Pro Forma Financial Statements

                                               PRINCIPAL AMOUNT                                   MARKET VALUE
                                -----------------------------------------------   ------------------------------------------------
                                                                     JPMORGAN                                            JPMORGAN
                                JPMORGAN                            U.S. EQUITY    JPMORGAN                             U.S. EQUITY
                                LARGE CAP   THE U.S.                   FUND        LARGE CAP   THE U.S.                     FUND
                                 EQUITY      EQUITY     PRO FORMA    PRO FORMA      EQUITY      EQUITY     PRO FORMA    PRO FORMA
                                  FUND     PORTFOLIO   ADJUSTMENTS   COMBINED        FUND     PORTFOLIO   ADJUSTMENTS    COMBINED
                                ---------  ----------  -----------  -----------   ----------  ----------  -----------  -----------
   Pfizer, Inc.(s)                114,000     269,800                   383,800    5,051,625  11,955,512            -   17,007,137
   Pharmacia Corp.                115,213     181,675                   296,888    7,027,993  11,082,175            -   18,110,168
   Schering-Plough Corp.                      153,600                   153,600            -   8,611,200            -    8,611,200
                                -----------------------------------------------   ------------------------------------------------
                                  401,213   1,007,675            -    1,408,888   23,180,681  59,533,769            -   82,714,450
                                -----------------------------------------------   ------------------------------------------------
   RETAIL
   CLOTHING STORES - 1.1%
   Abercrombie & Fitch Co. Cl A(+)            102,400                   102,400            -   2,137,600            -    2,137,600
   Gap, Inc. (The)                            110,400                   110,400            -   2,753,100            -    2,753,100
   TJX Companies, Inc. (The)                  110,300                   110,300            -   2,826,438            -    2,826,438
                                -----------------------------------------------   ------------------------------------------------
                                        -     323,100            -      323,100            -   7,717,138            -    7,717,138
                                -----------------------------------------------   ------------------------------------------------

   DEPARTMENT STORES - 2.4%
   Kohls Corp. *                    4,000                                 4,000      214,250           -            -      214,250
   Target Corp.                    86,000     110,000                   196,000    2,585,375   3,306,875            -    5,892,250
   Wal-Mart Stores, In             81,000     136,800                   217,800    4,227,188   7,139,249            -   11,366,437
                                -----------------------------------------------   ------------------------------------------------
                                  167,000     246,800           -       413,800    7,026,813  10,446,124            -   17,472,937
                                -----------------------------------------------   ------------------------------------------------

   SPECIALTY STORES - 1.1%
   Best Buy Co., Inc.(+)                       56,100                    56,100            -   1,444,575            -    1,444,575
   Home Depot, Inc.                           175,300                   175,300            -   6,869,569            -    6,869,569
                                -----------------------------------------------   ------------------------------------------------
                                        -     231,400            -      231,400            -   8,314,144            -    8,314,144
                                -----------------------------------------------   ------------------------------------------------

   SEMICONDUCTORS
   SEMICONDUCTORS - 4.0%
   Altera Corp.(+)                             39,500                    39,500            -     945,531            -      945,531
   Broadcom Corp.(+)                            6,200                     6,200            -     604,500            -      604,500
   Intel Corp.(s)                  50,000     243,500                   293,500    1,903,125   9,268,219            -   11,171,344
   Lattice Semiconductor Corp.(+)               2,400                     2,400            -      39,900            -       39,900
   Linear Technology Corp.(+)                  36,700                    36,700            -   1,736,369            -    1,736,369
   Maxim Integrated Products,
     Inc.(+)                                   35,000                    35,000            -   1,785,000            -    1,785,000
   Micron Technology, Inc.(+)                  55,000                    55,000            -   1,732,500            -    1,732,500
   SDL, Inc.(+)                                17,200                    17,200            -   3,126,100            -    3,126,100
   Sprint Corp. (PCS Group)(+)                114,600                   114,600            -           -            -            -
   Texas Instruments Inc.         102,000      59,500                   161,500    3,805,875   2,220,094            -    6,025,969
   Xilinx, Inc.(+)                             40,000                    40,000            -   1,560,000            -    1,560,000
                                -----------------------------------------------   ------------------------------------------------
                                  152,000     649,600            -      801,600    5,709,000  23,018,213            -   28,727,213
                                -----------------------------------------------   ------------------------------------------------

   SOFTWARE & SERVICES
   COMPUTER SOFTWARE - 6.8%
   BEA Systems, Inc.(+)                        40,200                    40,200            -   2,354,213            -    2,354,213
   Gemstar International
     Group Ltd.(+)                             85,100                    85,100            -   3,462,506            -    3,462,506
   International Business
     Machines Corp.                44,300      23,800                    68,100    4,142,050   2,225,300            -    6,367,350
   Microsoft Corp.(s)(+)                      276,000                   276,000            -  15,835,500            -   15,835,500
   NCR Corp.(+)                               160,400                   160,400            -   7,578,900            -    7,578,900
   Oracle Corp.(+)                162,000     141,400                   303,400    4,293,000   3,747,100            -    8,040,100
   Parametric Technology Corp.(+)             135,200                   135,200            -   1,504,100            -    1,504,100
   Veritas Software Corp.(+)                   41,078                    41,078            -   4,007,672            -    4,007,672
                                -----------------------------------------------   ------------------------------------------------
                                        -      41,078            -       41,078    8,435,050  40,715,291            -   49,150,341
                                -----------------------------------------------   ------------------------------------------------

   INTERNET - 1.0%
   Akamai Technologies, Inc.(+)                21,900                    21,900            -     629,625            -      629,625
   America Online, Inc.(+)                     61,800                    61,800            -   2,509,698            -    2,509,698
   E*trade Group Inc.(+)                      380,400                   380,400            -   3,043,200            -    3,043,200
   eBay Inc.(+)                                18,000                    18,000            -     617,625            -      617,625
                                -----------------------------------------------   ------------------------------------------------
                                        -     482,100            -      482,100            -   6,800,148            -    6,800,148
                                -----------------------------------------------   ------------------------------------------------

   TELECOMMUNICATIONS
   TELECOMMUNICATIONS - 5.1%
   AT&T Corp.                      69,927                                69,927    1,372,317           -            -    1,372,317
   BellSouth Corp.                 55,000                                55,000    2,299,688           -            -    2,299,688
   Motorola, Inc.                  86,525                                86,525    1,735,908           -            -    1,735,908
   Qwest Communications
     International Inc.(+)                    109,290                   109,290            -   4,125,698            -    4,125,698
   SBC Communications Inc.(s)      61,000     189,600                   250,600    3,351,188  10,416,149            -   13,767,337
   Verizon Communications          89,800     103,300                   193,100    5,045,687   5,804,169            -   10,849,856

                  See notes to Pro Forma Financial Statements

                                               PRINCIPAL AMOUNT                                   MARKET VALUE
                                -----------------------------------------------   ------------------------------------------------
                                                                     JPMORGAN                                            JPMORGAN
                                JPMORGAN                            U.S. EQUITY    JPMORGAN                             U.S. EQUITY
                                LARGE CAP   THE U.S.                   FUND        LARGE CAP   THE U.S.                     FUND
                                 EQUITY      EQUITY     PRO FORMA    PRO FORMA      EQUITY      EQUITY     PRO FORMA    PRO FORMA
                                  FUND     PORTFOLIO   ADJUSTMENTS   COMBINED        FUND     PORTFOLIO   ADJUSTMENTS    COMBINED
                                ---------  ----------  -----------  -----------   ----------  ----------  -----------  -----------
   WorldCom, Inc.(+)                          113,450                   113,450            -   1,694,659            -    1,694,659
                                -----------------------------------------------   ------------------------------------------------
                                  362,252     515,640            -      877,892   13,804,788  22,040,675            -   35,845,463
                                -----------------------------------------------   ------------------------------------------------
   WIRELESS TELECOMMUNICATIONS - 0.3%
   Nextel Communications, Inc.(+)              72,500                    72,500            -   2,247,500            -    2,247,500
   Sprint Corp. (PCS Group) (+)               114,600                   114,600            -   2,599,988            -    2,599,988
                                -----------------------------------------------   ------------------------------------------------
                                        -     187,100            -      187,100            -   4,847,488            -    4,847,488
                                -----------------------------------------------   ------------------------------------------------

   UTILITIES
   ELECTRICAL UTILITY - 2.4%
   Ameren Corp.                                95,100                    95,100            -   4,220,062            -    4,220,062
   C P & L Energy Inc.                         70,900                    70,900            -   3,061,994            -    3,061,994
   DTE Energy Company                          72,800                    72,800            -   2,761,850            -    2,761,850
   Dynegy Inc. Cl A                            68,300                    68,300            -   3,022,275            -    3,022,275
   Entergy Corp.                              100,200                   100,200            -   4,120,725            -    4,120,725
                                -----------------------------------------------   ------------------------------------------------
                                        -     407,300            -      407,300            -  17,186,906            -   17,186,906
                                -----------------------------------------------   ------------------------------------------------

   UTILITIES 1.2%
   Dominion Resources, Inc.        20,300                                20,300    1,218,000           -            -    1,218,000
   DQE, Inc.                       41,000                                41,000    1,417,063           -            -    1,417,063
   Duke Energy Corp.               28,000                                28,000    2,518,250           -            -    2,518,250
   Enron Corp.                     50,000                                50,000    3,237,500           -            -    3,237,500
                                -----------------------------------------------   ------------------------------------------------
                                  139,300           -            -      139,300    8,390,813           -            -    8,390,813
                                -----------------------------------------------   ------------------------------------------------


SHORT-TERM INVESTMENTS - 4.4%

   REPURCHASE AGREEMENTS - 1.6%
   Greenwich Capital Markets,
     Inc.,
   Tri Party 6.55%
   due 11/01/00                11,724,000                            11,724,000   11,724,000                            11,724,000

   U.S. TREASURY SECURITIES - 0.3%
   U.S. Treasury Notes, 5.25%,
   5/31/01(s)                               2,450,000                 2,450,000                2,438,510                 2,438,510

   INVESTMENT COMPANIES - 2.5%
   J.P. Morgan Institutional
   Prime Money Market
   Fund (a)                                18,245,417                18,245,417               18,245,416                18,245,416


   TOTAL INVESTMENTS - 100.0%
   (COST $612,534,135)                                                           197,588,033 527,057,247            -  724,645,280
                                                                                 =================================================

FUTURES CONTRACTS -   PRO FORMA COMBINED JPMORGAN U.S. EQUITY FUND

                                             UNDERLYING FACE                                    UNREALIZED              UNREALIZED
          PURCHASED       EXPIRATION DATE    AMOUNT AT VALUE                                   DEPRECIATION            DEPRECIATION
      45 S&P 500 Index    December 2000      $    14,866,875                                   $ (1,006,998)           $ (1,006,998)

   ADR  American Depository Receipt
   (a) Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment, Inc.
   (i)  Foreign security


                  See notes to Pro Forma Financial Statements

   (s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
   (+)  Non-income producing security.

        The Portfolio may invest in one or more affiliated money market funds. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

   (1)  Formerly, Chase Vista Large Cap Equity Fund

                  See notes to Pro Forma Financial Statements

   J.P. MORGAN U.S. EQUITY FUND / J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND / J.P. MORGAN U.S. EQUITY FUND - ADVISOR SERIES / THE U.S. EQUITY PORTFOLIO /
                       JPMORGAN LARGE CAP EQUITY FUND(1)
              PRO FORMA COMBINING STATEMENT OF ASSETS & LIABILITIES
                             AS OF NOVEMBER 30, 2000
                                  (UNAUDITED)

                                                              J.P. MORGAN      J.P. MORGAN      J.P. MORGAN U.S.
                                                              U.S. EQUITY   INSTITUTIONAL U.S.    EQUITY FUND -    THE U.S. EQUITY
                                                                 FUND          EQUITY FUND       ADVISOR SERIES       PORTFOLIO

ASSETS
Investment in The U.S. Equity Portfolio, at value             $344,117,718     $  183,522,572     $   493,577
Investments at Value                                                     -                  -               -       $527,057,247.00
Cash                                                                     -                  -               -               844,092
Dividend and Interest Receivable                                         -                  -               -               659,002
Receivable for Fund Shares Sold
Prepaid Trustees' Fees and Expenses                                  4,106              3,445               -                 5,536
Receivable for Expense Reimbursements                                    -                  -          12,235                     -
Prepaid Expenses and Other Assets                                      946                709               -                  2558

TOTAL ASSETS                                                   344,122,770        183,526,726         505,812           528,568,435

LIABILITIES
Advisory Fee  Payable                                                    -                  -               -               183,688
Variation Margin Payable                                                 -                  -               -               155,250
Shareholder Servicing Fee Payable                                   75,082             15,837               -                     -
Distribution Fees                                                        -                  -               -                     -
Registration Fees                                                        -                  -               -                     -
Transfer Agent Fees                                                      -                  -               -                     -
Administrative Services Fee Payable                                  7,124              3,757               -                10,894
Trustees' fees                                                           -                  -               -                     -
Printing and postage                                                     -                  -               -                     -
Professional Fees                                                        -                  -               -                     -
Custodian fees                                                           -                  -               -                     -
Payable for Shares of Beneficial Interest Redeemed                       -                  -               -                     -
Fund Services Fee Payable                                              244                128               -                   373
Administration Fee Payable                                             109                  -               -                   621
Accrued Expenses and Other Liabilities                              42,588             36,376          30,461                83,742

                                                             ----------------------------------------------------------------------
TOTAL LIABILITIES                                                  125,147             56,098          30,461               434,568

                                                             ----------------------------------------------------------------------
NET ASSETS                                                    $343,997,623     $  183,470,628     $   475,351       $   528,133,867
                                                             ======================================================================

ANALYSIS OF NET ASSETS
Paid-in Capital                                               $288,461,024     $  141,861,487     $   500,225       $             0
Undistributed ( Distributions in excess of ) Net
 Investment Income                                                 653,902            597,017             261                     -
Accumulated Net Realized Gain (Loss) on Investment              11,006,423          6,324,567          (6,149)                    -
Net Unrealized Appreciation (Depreciation) on Investment        43,876,274         34,687,557         (18,986)                    -

                                                             ----------------------------------------------------------------------
NET ASSETS                                                    $343,997,623     $  183,470,628     $   475,351       $   528,133,867
                                                             ======================================================================


Shares of Beneficial Interest Outstanding                       16,611,076         15,051,872          53,157                     -

Shares Outstanding                                                       -                  -               -                     -

Net Asset Value Per Share                                     $      20.71     $        12.19     $      8.94       $             -


PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN U.S. EQUITY FUND
Shares Outstanding
   Class A                                                               -                  -               -                     -
   Class B                                                               -                  -               -                     -
   Class C                                                               -                  -               -                     -
   Select                                                                -                  -               -                     -
   Institutional                                                         -                  -               -                     -

Net Asset Value Per Share
   Class A                                                               -                  -               -                     -
   Class B                                                               -                  -               -                     -
   Class C                                                               -                  -               -                     -
   Select                                                                -                  -               -                     -
   Institutional                                                         -                  -               -                     -
                                                             ----------------------------------------------------------------------
                                          Cost of Investments            -                  -               -          $447,506,258
                                                             ======================================================================

                                                                                                                JPMORGAN
                                                                                                               U.S. EQUITY
                                                                  JPMORGAN                                        FUND
                                                                  LARGE CAP                  PRO FORMA         PROFORMA
                                                                 EQUITY FUND(1)             ADJUSTMENTS        COMBINED
ASSETS
Investment in The U.S. Equity Portfolio, at value                                       $  (528,133,867)(a)   $            -
Investments at Value                                           $  197,588,033                         -          724,645,280
Cash                                                                      920                         -              845,012
Dividend and Interest Receivable                                      329,696                         -              988,698
Receivable for Fund Shares Sold                                        78,457                         -               78,457
Prepaid Trustees' Fees and Expenses                                         -                         -               13,087
Receivable for Expense Reimbursements                                       -                         -               12,235
Prepaid Expenses and Other Assets                                           -                         -                4,213

                                                               -------------------------------------------------------------
TOTAL ASSETS                                                      197,997,106              (528,133,867)         726,586,982

LIABILITIES

Advisory Fee Payable                                                   67,227                         -              250,915
Variation Margin Payable                                                    -                         -              155,250
Shareholder Servicing Fee Payable                                      34,409                         -              125,328
Distribution Fees                                                      31,259                         -               31,259
Registration Fees                                                      30,784                         -               30,784
Transfer Agent Fees                                                    30,364                         -               30,364
Administrative Services Fee Payable                                     8,403                         -               30,178
Trustees' fees                                                         29,932                         -               29,932
Printing and postage                                                   18,025                         -               18,025
Professional Fees                                                      11,566                         -               11,566
Custodian fees                                                          7,020                         -                7,020
Payable for Shares of Beneficial Interest Redeemed                      4,557                         -                4,557
Fund Services Fee Payable                                                   -                         -                  745
Administration Fee Payable                                             16,806                         -               17,536
Accrued Expenses and Other Liabilities                                  3,372                         -              196,539

                                                               -------------------------------------------------------------
TOTAL LIABILITIES                                                     293,724                         -              939,998

                                                               -------------------------------------------------------------
NET ASSETS                                                     $  197,703,382           $  (528,133,867)      $  725,646,984
                                                               =============================================================

ANALYSIS OF NET ASSETS
Paid-in Capital                                                $  150,862,920           $             0       $  581,685,656
Undistributed ( Distributions in excess of ) Net
 Investment Income                                                 (2,844,536)                        -          ($1,593,356)
Accumulated Net Realized Gain (Loss) on Investment                 17,124,842                         -       $   34,449,683
Net Unrealized Appreciation (Depreciation) on Investment           32,560,156                         -       $  111,105,001

                                                               -------------------------------------------------------------
NET ASSETS                                                     $  197,703,382           $  (528,133,867)      $  725,646,984
                                                               =============================================================

Shares of Beneficial Interest Outstanding                                   -               (31,716,105)(b)                -

Shares Outstanding                                                 12,962,381               (12,962,381)(b)                -

Net Asset Value Per Share                                      $        15.23(A)*                     -                    -
                                                               $        15.11(B)*
                                                               $        15.04(C)*
                                                               $        15.30(I)*

PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN U.S. EQUITY FUND
Shares Outstanding
    Class A                                                                 -                 5,013,616(c)         5,013,616
    Class B                                                                 -                 2,207,306(c)         2,207,306
    Class C                                                                 -                   153,915(c)           153,915
    Select                                                                  -                37,105,139(c)        37,105,139
    Institutional                                                           -                15,051,872(c)        15,051,872

Net Asset Value Per Share
    Class A                                                                 -                         -       $        12.19
    Class B                                                                 -                         -       $        12.19
    Class C                                                                 -                         -       $        12.19
    Select                                                                  -                         -       $        12.19
    Institutional                                                           -                         -       $        12.19

                                                               -------------------------------------------------------------
Cost of Investments                                            $  165,027,877                         -       $  612,534,135
                                                               =============================================================


(a)  Reallocation of investments from the feeder funds to the master portfolio.
(b) Reallocation of feeder fund's beneficial interest to Class A, Class B, Class C, Select, and Institutional Shares due to the Concurrent Reorganization.
  *  Share class of fund
(c) Reflects the additional number of shares outstanding due to the Concurrent Reorganization.

(1)  Formerly, Chase Vista Large Cap Equity Fund.

                  See Notes to Pro Forma Financial Statements

   J.P. MORGAN U.S. EQUITY FUND / J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND / J.P. MORGAN U.S. EQUITY FUND - ADVISOR SERIES / THE U.S. EQUITY PORTFOLIO/
                        JPMORGAN LARGE CAP EQUITY FUND(1)
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                  FOR THE TWELVE MONTHS ENDED NOVEMBER 30, 2000
                                   (UNAUDITED)

                                                                                                  J.P. MORGAN U.S.
                                                           J.P. MORGAN         J.P. MORGAN          EQUITY FUND -
                                                           U.S. EQUITY       INSTITUTIONAL U.S        ADVISOR
                                                           EQUITY FUND         EQUITY FUND            SERIES
                                                   ---------------------------------------------------------------
 INCOME:
    Allocated Investment Income From Portfolio               4,837,732            2,916,242                   768
    Dividend Income                                                  -                    -
    Interest Income                                                  -                    -                     -
    Dividend Income from Affiliated Investments                      -                                          -
    Allocated Portfolio Expenses                            (1,840,805)          (1,110,537)                 (229)
                                                   --------------------------------------------------------------
        Investment Income                                    2,996,927            1,805,705                   539
                                                   --------------------------------------------------------------

 EXPENSES:
    Advisory Fee                                                     -                    -                     -
    Shareholder Servicing Fee                                  995,379              240,314                   175
    Administrative Services Fee                                 96,491               58,277                     -
    Distribution Fee                                                 -                    -                   120
    Transfer Agent Fees                                         82,056               18,473                 4,914
    Custodian Fees and Expenses                                      -                    -                     -
    Registration Fees                                           23,213               24,416                11,042
    Professional Fees                                           14,367               13,301                 3,285
    Financial and Fund Accounting Services Fee                  15,041               15,041                 6,095
    Trustees' Fees and Expenses                                  5,498                3,128                   124
    Printing Expenses                                           10,376                5,584                 2,421
    Fund Services Fee                                            6,203                3,772                     -
    Administration Fee                                           4,413                2,668                     -
    Insurance Expense                                              497                  123                     -
    Line of Credit Expense                                      (2,362)              (2,913)                    -
    Miscellaneous                                               33,066               32,181                 2,323

                                                   --------------------------------------------------------------
      Total Expenses                                         1,284,238              414,365                30,499
                                                   --------------------------------------------------------------
      Less: Amounts Waived
      Less: Reimbursement of Expenses                                               (69,360)              (30,221)

                                                   --------------------------------------------------------------
      Net Expenses                                           1,284,238              345,005                   278
                                                   --------------------------------------------------------------

                                                   --------------------------------------------------------------
      Net Investment Income                                  1,712,689            1,460,700                   261
                                                   --------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net Realized gain (loss ) on:
 Investment
 Futures Contracts
 Investment                                                 17,273,605           12,510,427                (6,149)
 Futures Contracts
 Investment
 Futures Contracts
                                                   --------------------------------------------------------------
                           NET REALIZED GAIN (LOSS)         17,273,605           12,510,427                (6,149)
                                                   --------------------------------------------------------------
 Net Change in net unrealized appreciation
(depreciation) on
 Investment                                                (30,496,120)         (17,066,424)              (18,986)
 Futures Contracts
                                                   --------------------------------------------------------------
              NET CHANGE IN UNREALIZED DEPRECIATION        (30,496,120)         (17,066,424)              (18,986)
                                                   --------------------------------------------------------------

                                                   --------------------------------------------------------------
         NET DECREASE IN NET ASSETS FROM OPERATIONS        (11,509,826)          (3,095,297)              (24,874)
                                                   ==============================================================

                                                          THE U.S. EQUITY        JPMORGAN
                                                            PORTFOLIO            LARGE CAP
                                                                                 EQUITY(1)
                                                   ----------------------------------------
 INCOME:
    Allocated Investment Income From Portfolio                                           -
    Dividend Income                                          6,921,351           2,722,442
    Interest Income                                            824,294             583,145
     Dividend Income from Affiliated Investments                 9,096                   -
     Allocated Portfolio Expenses                                                        -
                                                   ---------------------------------------
        Investment Income                                    7,754,741           3,305,587
                                                   ---------------------------------------

 EXPENSES:
    Advisory Fee                                             2,542,291             937,829
    Shareholder Servicing Fee                                        -             586,266
    Administrative Services Fee                                154,901             353,707
    Distribution Fee                                                 -             404,746
    Transfer Agent Fees                                              -             218,229
    Custodian Fees and Expenses                                175,789              83,970
    Registration Fees                                                -              22,831
    Professional Fees                                           45,775              33,693
    Financial and Fund Accounting Services Fee                       -                   -
    Trustees' Fees and Expenses                                  8,150              11,785
    Printing Expenses                                              257              22,159
    Fund Services Fee                                            9,977                   -
    Administration Fee                                           4,493                   -
    Insurance Expense                                           (1,285)                  -
    Line of Credit Expense                                           -                   -
    Miscellaneous                                               10,320              14,303

                                                   ---------------------------------------
      Total Expenses                                         2,950,668           2,689,518
                                                   ---------------------------------------
      Less: Amounts Waived
      Less: Reimbursement of Expenses                                -            (748,110)

                                                   ---------------------------------------
      Net Expenses                                           2,950,668           1,941,408
                                                   ---------------------------------------

                                                   ---------------------------------------
      Net Investment Income                                  4,804,073           1,364,179
                                                   ---------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net Realized gain (loss ) on:
 Investment
 Futures Contracts
 Investment                                                 30,706,898          12,946,307
 Futures Contracts                                            (929,015)
 Investment
 Futures Contracts
                                                   ---------------------------------------
                           NET REALIZED GAIN (LOSS)         29,777,883          12,946,307
                                                   ---------------------------------------
 Net Change in net unrealized appreciation
(depreciation) on
 Investment                                                (46,618,392)        (12,915,903)
 Futures Contracts                                            (963,832)
                                                   ---------------------------------------
              NET CHANGE IN UNREALIZED DEPRECIATION        (47,582,224)        (12,915,903)
                                                   ---------------------------------------

                                                   ---------------------------------------
         NET DECREASE IN NET ASSETS FROM OPERATIONS        (13,000,268)          1,394,583
                                                   =======================================

                                                                                         JPMORGAN
                                                                                        U.S. EQUITY
                                                                                          FUND
                                                       PRO FORMA                        PRO FORMA
                                                      ADJUSTMENTS                       COMBINED
                                                    --------------------------------------------------
 INCOME:
    Allocated Investment Income From Portfolio         (7,754,742) (a)                          -
    Dividend Income                                             -                       9,643,793
    Interest Income                                             -                       1,407,439
     Dividend Income from Affiliated Investments                -                           9,096
     Allocated Portfolio Expenses                       2,951,571  (b)                          -
                                                    --------------------------------------------------
       Investment Income                               (4,803,171)                     11,060,328
                                                    --------------------------------------------------

 EXPENSES:
    Advisory Fee                                                -                       3,480,120
    Shareholder Servicing Fee                                   -                       1,822,134
    Administrative Services Fee                           643,515  (d)                  1,306,891
    Distribution Fee                                        2,374  (d)                    407,240
    Transfer Agent Fees                                         -                         323,672
    Custodian Fees and Expenses                          (100,240) (e)                    159,519
    Registration Fees                                           -                          81,502
    Professional Fees                                     (53,900) (f)                     56,521
    Financial and Fund Accounting Services Fee            (36,177) (e)                          -
    Trustees' Fees and Expenses                                 -                          28,685
    Printing Expenses                                     (20,500) (f)                     20,297
    Fund Services Fee                                           -                          19,952
    Administration Fee                                          -                          11,574
    Insurance Expense                                           -                            (665)
    Line of Credit Expense                                      -                          (5,275)
    Miscellaneous                                                                          92,193

                                                    --------------------------------------------------
      Total Expenses                                      435,072                       7,804,360
                                                    --------------------------------------------------
      Less: Amounts Waived                               (435,072) (d)                   (435,072)
      Less: Reimbursement of Expenses                    (274,160) (a)                 (1,121,851)

                                                    --------------------------------------------------
      Net Expenses                                       (274,160)                      6,247,437
                                                    --------------------------------------------------

                                                    --------------------------------------------------
      Net Investment Income                            (4,529,011)                      4,812,891
                                                    --------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net Realized gain (loss ) on:
 Investment
 Futures Contracts
 Investment                                           (29,777,883) (c)                 43,653,205
 Futures Contracts                                                                       (929,015)
 Investment
 Futures Contracts
                                                    --------------------------------------------------
                          NET REALIZED GAIN (LOSS)    (29,777,883)                     42,724,190
                                                    --------------------------------------------------
 Net Change in net unrealized appreciation
(depreciation) on
 Investment                                            47,581,530  (c)                (59,534,295)
 Futures Contracts                                                                       (963,832)
                                                    --------------------------------------------------
             NET CHANGE IN UNREALIZED DEPRECIATION     47,581,530                     (60,498,127)
                                                    --------------------------------------------------

                                                    --------------------------------------------------
        NET DECREASE IN NET ASSETS FROM OPERATIONS     13,274,636                     (12,961,046)
                                                    ==================================================

 (a)  Reallocation of investment income to feeder funds
 (b) Reflects the elimination of master portfolio expenses which have been disclosed under fund expenses.
 (c) Reflects the elimination of realized and unrealized gain (loss) of the feeder funds.
 (d) Reflects the adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving fund's revised fee schedule.
 (e) Custody fee includes all fund accounting charges, reflecting estimated benefit of combined fund.
 (f)  Reduction reflects estimated benefits of combined funds.
 (1)  Formerly, Chase Vista Large Cap Equity Fund.

                  See Notes to Pro Forma Financial Statements

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

SHARES                                                  VALUE
-------------------------------------------------------------------
COMMON STOCKS - 96.1%

CAPITAL MARKETS - 2.5%

SECURITIES & ASSET MANAGEMENT - 2.5%
    119,700 Goldman Sachs Group, Inc. (The)         $     9,830,363
    253,400 TD Waterhouse Group, Inc.+                    3,357,550
                                                    ---------------
                                                         13,187,913
                                                    ---------------
COMPUTER HARDWARE - 10.0%

COMPUTER HARDWARE & BUSINESS MACHINES - 10.0%
      7,300 Avaya Inc.+                                      85,319
    414,800 Cisco Systems Inc.(s)+                       19,858,550
    232,400 Compaq Computer Corp.                         4,996,600
     47,100 Dell Computer Corp.+                            906,675
    104,500 EMC Corp. (Mass.)+                            7,772,188
     69,600 Hewlett-Packard Co.                           2,201,100
    202,500 Quantum Corp. - DLT & Storage Systems+        2,733,750
    186,900 Sun Microsystems, Inc.(s)+                   14,216,081
                                                    ---------------
                                                         52,770,263
                                                    ---------------
CONSUMER CYCLICAL - 2.6%

HOTELS - 0.5%
     58,700 Marriott International, Inc.                  2,432,381
                                                    ---------------
MOTOR VEHICLES & PARTS - 1.8%
     66,400 Dana Corp.                                    1,112,200
    167,500 Delphi Automotive Systems                     2,313,594
     93,492 Ford Motor Company                            2,126,943
     23,800 General Motors Corp.                          1,178,100
    129,800 Lear Corp.+                                   2,839,375
                                                    ---------------
                                                          9,570,212
                                                    ---------------
RESTAURANTS - 0.3%
     57,000 McDonald's Corp.                              1,816,875
                                                    ---------------
                                                         13,819,468
                                                    ---------------
CONSUMER SERVICES - 2.9%

ENTERTAINMENT - 0.7%
     76,900 Viacom, Inc. Cl B+                            3,931,512
                                                    ---------------
MEDIA - 2.2%
    104,200 AT&T Corp. - Liberty Media Group Cl A+        1,413,213
     40,758 Charter Communications, Inc.+                   804,971
     93,800 Comcast Corp. Cl A+                           3,605,438
    106,400 News Corp. Ltd. (The) ADR(i)                  3,710,699
     27,700 Time Warner Inc.                              1,717,400
                                                    ---------------
                                                         11,251,721
                                                    ---------------
                                                         15,183,233
                                                    ---------------
CONSUMER STABLE - 6.1%

HOME PRODUCTS - 4.0%
     52,800 Clorox Company                                2,359,500
     62,700 Estee Lauder Companies, Inc.                  2,715,694
SHARES                                                  VALUE
-------------------------------------------------------------------
    153,400 Gillette Company                        $     5,196,425
    142,000 Procter & Gamble Co. (The)                   10,632,250
                                                    ---------------
                                                         20,903,869
                                                    ---------------
TOBACCO - 2.1%
    295,300 Philip Morris Companies Inc.                 11,276,769
                                                    ---------------
                                                         32,180,638
                                                    ---------------
ENERGY - 6.1%

ENERGY RESERVES & PRODUCTION - 4.7%
     44,500 Anadarko Petroleum Corp.                      2,647,750
     37,900 Chevron Corp.                                 3,103,063
    217,548 Exxon Mobil Corp.(s)                         19,144,223
                                                    ---------------
                                                         24,895,036
                                                    ---------------
OIL REFINING - 0.3%
     24,100 Texaco Inc.                                   1,399,306
                                                    ---------------

OIL SERVICES - 1.1%
    109,900 Baker Hughes Inc.                             3,633,569
    108,600 Global Marine Inc.+                           2,382,413
                                                    ---------------
                                                          6,015,982
                                                    ---------------
                                                         32,310,324
                                                    ---------------
FINANCE - 11.4%

BANKS - 4.1%
    223,100 Amsouth Bancorporation                        3,318,613
     81,566 Citigroup Inc.                                4,063,006
    103,000 First Union Corp.                             2,587,875
    608,000 Firstar Corp.(s)                             11,780,000
                                                    ---------------
                                                         21,749,494
                                                    ---------------
FINANCIAL SERVICES - 6.8%
    219,900 Associates First Capital Corp.                7,765,219
     69,900 Capital One Financial Corp.                   3,901,294
     95,900 Countrywide Credit Industries, Inc.           3,560,288
     43,100 Federal Home Loan Mortgage Corp.              2,604,856
    331,700 General Electric Co. (U.S.)(s)               16,439,880
     14,700 Providian Financial Corp.                     1,323,000
                                                    ---------------
                                                         35,594,537
                                                    ---------------
THRIFTS - 0.5%
     56,300 Washington Mutual, Inc.                       2,558,131
                                                    ---------------
                                                         59,902,162
                                                    ---------------
HEALTH SERVICES & SYSTEMS - 1.5%

MEDICAL PRODUCTS & SUPPLIES - 1.5%
     38,700 Bard (C.R.), Inc.                             1,905,975
     89,100 Becton Dickinson & Co.                        3,029,400
     53,200 Medtronic, Inc.                               2,832,900
                                                    ---------------
                                                          7,768,275
                                                    ---------------
INDUSTRIAL CYCLICAL - 10.0%

CHEMICALS - 2.0%
    205,300 Air Products & Chemicals, Inc.                7,070,019


The Accompanying Notes are an Integral Part of the Financial Statements.      13

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

NOVEMBER 30, 2000

SHARES                                                  VALUE
-------------------------------------------------------------------
    112,700 Rohm and Haas Co.                       $     3,352,825
                                                    ---------------
                                                         10,422,844
                                                    ---------------
DEFENSE/AEROSPACE - 0.7%
     74,600 Honeywell Inc.                                3,636,750
                                                    ---------------
ELECTRICAL EQUIPMENT - 2.2%
     36,000 Corning Inc.                                  2,106,000
      9,900 Corvis Corp.+                                   285,244
    100,200 Level 3 Communications, Inc.+                 2,692,875
    142,400 Nortel Networks Corp.                         5,375,600
     12,500 QUALCOMM Inc.+                                1,003,125
                                                    ---------------
                                                         11,462,844
                                                    ---------------
ENVIRONMENTAL SERVICES - 0.6%
    139,757 Waste Management, Inc.                        3,345,433
                                                    ---------------
HEAVY ELECTRICAL EQUIPMENT - 0.6%
     71,600 Cooper Industries, Inc.                       2,922,175
                                                    ---------------
INDUSTRIAL PARTS - 2.7%
    281,092 Tyco International Ltd.(i)(s)                14,827,602
                                                    ---------------
MINING & METALS - 0.7%
     61,764 Alcoa Inc.                                    1,740,973
    110,186 Allegheny Technologies Inc.                   2,189,947
                                                    ---------------
                                                          3,930,920
                                                    ---------------
RAILROADS - 0.5%
     51,900 Union Pacific Corp.                           2,413,350
                                                    ---------------
                                                         52,961,918
                                                    ---------------
INSURANCE - 4.9%

LIFE & HEALTH INSURANCE - 1.8%
     45,100 CIGNA Corp.                                   5,941,925
    118,600 MetLife, Inc.+                                3,513,525
                                                    ---------------
                                                          9,455,450
                                                    ---------------
PROPERTY AND CASUALTY INSURANCE - 3.1%
    137,800 Allstate Corp.                                5,270,850
     83,400 Ambac Financial Group, Inc.                   6,369,675
     57,300 XL Capital Ltd. Cl A(i)                       4,573,256
                                                    ---------------
                                                         16,213,781
                                                    ---------------
                                                         25,669,231
                                                    ---------------
PHARMACEUTICALS - 11.3%

DRUGS - 11.3%
    125,200 Alza Corp.+                                   5,555,750
     62,300 American Home Products Corp.                  3,745,788
     61,700 Bristol-Myers Squibb Co.                      4,276,581
     88,500 Lilly (Eli) & Co.                             8,291,344
     64,900 Merck & Co., Inc.                             6,015,419
    269,800 Pfizer, Inc.(s)                              11,955,512
    181,675 Pharmacia Corp.                              11,082,175
    153,600 Schering-Plough Corp.                         8,611,200
                                                    ---------------
                                                         59,533,769
                                                    ---------------
SHARES                                                  VALUE
-------------------------------------------------------------------
RETAIL - 5.0%

CLOTHING STORES - 1.5%
    102,400 Abercrombie & Fitch Co. Cl A+           $     2,137,600
    110,400 Gap, Inc. (The)                               2,753,100
    110,300 TJX Companies, Inc. (The)                     2,826,438
                                                    ---------------
                                                          7,717,138
                                                    ---------------
DEPARTMENT STORES - 1.9%
    110,000 Target Corp.                                  3,306,875
    136,800 Wal-Mart Stores, Inc.                         7,139,249
                                                    ---------------
                                                         10,446,124
                                                    ---------------
SPECIALTY STORES - 1.6%
     56,100 Best Buy Co., Inc.+                           1,444,575
    175,300 Home Depot, Inc.                              6,869,569
                                                    ---------------
                                                          8,314,144
                                                    ---------------
                                                         26,477,406
                                                    ---------------
SEMICONDUCTORS - 4.4%

SEMICONDUCTORS - 4.4%
     39,500 Altera Corp.+                                   945,531
      6,200 Broadcom Corp.+                                 604,500
    243,500 Intel Corp.(s)                                9,268,219
      2,400 Lattice Semiconductor Corp.+                     39,900
     36,700 Linear Technology Corp.+                      1,736,369
     35,000 Maxim Integrated Products, Inc.+              1,785,000
     55,000 Micron Technology, Inc.+                      1,732,500
     17,200 SDL, Inc.+                                    3,126,100
     59,500 Texas Instruments Inc.                        2,220,094
     40,000 Xilinx, Inc.+                                 1,560,000
                                                    ---------------
                                                         23,018,213
                                                    ---------------
SOFTWARE & SERVICES - 9.0%

COMPUTER SOFTWARE - 7.7%
     40,200 BEA Systems, Inc.+                            2,354,213
     85,100 Gemstar International Group Ltd.+             3,462,506
     23,800 International Business Machines Corp.         2,225,300
    276,000 Microsoft Corp.(s)+                          15,835,500
    160,400 NCR Corp.+                                    7,578,900
    141,400 Oracle Corp.+                                 3,747,100
    135,200 Parametric Technology Corp.+                  1,504,100
     41,078 Veritas Software Corp.+                       4,007,672
                                                    ---------------
                                                         40,715,291
                                                    ---------------
INTERNET - 1.3%
     21,900 Akamai Technologies, Inc.+                      629,625
     61,800 America Online, Inc.+                         2,509,698
    380,400 E*trade Group Inc.+                           3,043,200
     18,000 eBay Inc.+                                      617,625
                                                    ---------------
                                                          6,800,148
                                                    ---------------
                                                         47,515,439
                                                    ---------------


14      The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

NOVEMBER 30, 2000

SHARES/PRINCIPAL AMOUNT                                  VALUE
--------------------------------------------------------------------
TELECOMMUNICATIONS - 5.1%

TELEPHONE - 4.2%
    109,290 Qwest Communications International Inc.+ $     4,125,698
    189,600 SBC Communications Inc.(s)                    10,416,149
    103,300 Verizon Communications                         5,804,169
    113,450 WorldCom, Inc.+                                1,694,659
                                                     ---------------
                                                          22,040,675
                                                     ---------------
WIRELESS TELECOMMUNICATIONS - 0.9%
     72,500 Nextel Communications, Inc.+                   2,247,500
    114,600 Sprint Corp. (PCS Group)+                      2,599,988
                                                     ---------------
                                                           4,847,488
                                                     ---------------
                                                          26,888,163
                                                     ---------------
UTILITIES - 3.3%

ELECTRICAL UTILITY - 3.3%
     95,100 Ameren Corp.                                   4,220,062
     70,900 C P & L Energy Inc.                            3,061,994
     72,800 DTE Energy Company                             2,761,850
     68,300 Dynegy Inc. Cl A                               3,022,275
    100,200 Entergy Corp.                                  4,120,725
                                                     ---------------
                                                          17,186,906
                                                     ---------------
TOTAL COMMON STOCKS                                      506,373,321
                                                     ---------------
   (Cost $426,829,334)

SHORT-TERM INVESTMENTS - 3.9%

INVESTMENT COMPANIES - 3.4%
 18,245,417 J.P. Morgan Institutional Prime Money
               Market Fund(a)                             18,245,416
                                                     ---------------

U.S. TREASURY SECURITIES - 0.5%
 $2,450,000 U.S. Treasury Notes, 5.25%, 5/31/01(s)         2,438,510
                                                     ---------------
TOTAL SHORT-TERM INVESTMENTS                              20,683,926
                                                     ---------------
   (Cost $20,676,924)

TOTAL INVESTMENT SECURITIES - 100.0%                 $   527,057,247
                                                     ===============
   (Cost $447,506,258)
FUTURES CONTRACTS
                                       UNDERLYING
                                      FACE AMOUNT     UNREALIZED
PURCHASED            EXPIRATION DATE    AT VALUE     DEPRECIATION
--------------------------------------------------------------------
45 S&P 500 Index     December 2000    $14,866,875    $(1,006,998)
                                      ==============================

ADR - American Depositary Receipt
(a) Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(i) Foreign security
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
+ Non-income producing security.


The Accompanying Notes are an Integral Part of the Financial Statements.      15

   J.P. MORGAN U.S. EQUITY FUND / J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND / J.P. MORGAN U.S. EQUITY FUND - ADVISOR SERIES / THE U.S. EQUITY PORTFOLIO
              Pro Forma Combining Statement of Assets & Liabilities
                             As of November 30, 2000
                                   (Unaudited)

                                              J.P. MORGAN U.S.        J.P. MORGAN             J.P. MORGAN
                                                 EQUITY FUND        INSTITUTIONAL U.S.       U.S. EQUITY FUND -   THE U.S. EQUITY
                                                                       EQUITY FUND            ADVISOR SERIES         PORTFOLIO
ASSETS
 Investment in The U.S. Equity Portfolio
   ("Portfolio"), at value                      $ 344,117,718           $ 183,522,572             $ 493,577                   $ -
 Investments at Value  (Cost $447,506,258)                  -                       -                     -           527,057,247
 Cash                                                       -                       -                     -               844,092
Dividends and Interest Receivable                           -                       -                     -               659,002
Prepaid Trustees' Fees and Expenses                     4,106                   3,445                     -                 5,536
Receivable for Expense Reimbursements                       -                       -                12,235                     -
Prepaid Expenses and Other Assets                         946                     709                     -                 2,558


                                                -----------------------------------------------------------------------------------
TOTAL ASSETS                                      344,122,770             183,526,726               505,812           528,568,435

LIABILITIES
Advisory Fee  Payable                                       -                       -                     -               183,688
Variation Margin Payable                                    -                       -                     -               155,250
Shareholder Servicing Fee Payable                      75,082                  15,837                     -                     0
Administrative Services Fee Payable                     7,124                   3,757                     -                 10894
Fund Services Fee Payable                                 244                     128                     -                   373
Administration Fee Payable                                109                       0                     -                   621
Accrued Expenses and Other Liabilities                 42,588                  36,376                30,461                83,742


                                                -----------------------------------------------------------------------------------
TOTAL LIABILITIES                                     125,147                  56,098                30,461               434,568


                                                -----------------------------------------------------------------------------------
NET ASSETS                                       $343,997,623            $183,470,628              $475,351          $528,133,867
                                                ===================================================================================

ANALYSIS OF NET ASSETS
Paid-in Capital                                  $288,461,024            $141,861,487              $500,225                     -
 Undistributed Net Investment Income                  653,902                 597,017                   261                     -
 Accumulated Net Realized Gain
   (Loss) on Investment                            11,006,423               6,324,567                (6,149)                    -
 Net Unrealized Appreciation (Depreciation)
   on Investment                                   43,876,274              34,687,557               (18,986)                    -


                                                -----------------------------------------------------------------------------------
NET ASSETS                                       $343,997,623            $183,470,628              $475,351          $528,133,867
                                                ===================================================================================

Shares of Beneficial Interest Outstanding          16,611,076              15,051,872                53,157                     -

Net Asset Value Per Share                               20.71                   12.19                  8.94                     -

PRO FORMA WITH REORGANIZATION
JPMORGAN U.S. EQUITY FUND
Shares Outstanding
 Class A Shares                                             -                       -                     -                     -
 Select Shares                                              -                       -                     -                     -
 Institutional Shares                                       -                       -                     -                     -

Net Asset Value
 Class A Shares                                             -                       -                     -
 Select Shares                                              -                       -                     -
 Institutional Shares                                       -                       -                     -

                                                              =====================================================================


                                                                                 PROFORMA
                                                                                 COMBINED
                                                     PROFORMA                    JPMORGAN
                                                    ADJUSTMENTS             U.S. EQUITY FUND
ASSETS
 Investment in The U.S. Equity Portfolio
   ("Portfolio"), at vale                          $ (528,133,867) (a)                  $ -
 Investments at Value  (Cost $447,506,258)                      -               527,057,247
 Cash                                                           -                   844,092
Dividends and Interest Receivable                               -                   659,002
Prepaid Trustees' Fees and Expenses                             -                    13,087
Receivable for Expense Reimbursements                           -                    12,235
Prepaid Expenses and Other Assets                               -                     4,213


                                              ----------------------------------------------
TOTAL ASSETS                                         (528,133,867)              528,589,876

LIABILITIES
Advisory Fee  Payable                                           -                   183,688
Variation Margin Payable                                        -                   155,250
Shareholder Servicing Fee Payable                               -                    90,919
Administrative Services Fee Payable                             -                    21,775
Fund Services Fee Payable                                       -                       745
Administration Fee Payable                                      -                       730
Accrued Expenses and Other Liabilities                          -                   193,167


                                              ----------------------------------------------
TOTAL LIABILITIES                                               -                   646,274


                                              ----------------------------------------------
NET ASSETS                                         $ (528,133,867)            $ 527,943,602
                                              ==============================================

ANALYSIS OF NET ASSETS
Paid-in Capital                                                 -              $430,822,736
 Undistributed Net Investment Income                            -                 1,251,180
 Accumulated Net Realized Gain
   (Loss) on Investment                                         -                17,324,841
 Net Unrealized Appreciation (Depreciation)
   on Investment                                                -                78,544,845


                                              ----------------------------------------------
NET ASSETS                                         $ (528,133,867)             $527,943,602
                                              ==============================================

Shares of Beneficial Interest Outstanding             (31,716,105)(b)                     -

Net Asset Value Per Share                                       -                         -

PRO FORMA WITH REORGANIZATION
JPMORGAN U.S. EQUITY FUND
Shares Outstanding
 Class A Shares                                            38,998  (c)              38,998
 Select Shares                                         28,221,456  (c)          28,221,456
 Institutional Shares                                  15,051,872  (c)          15,051,872

Net Asset Value
 Class A Shares                                                 -                   $ 12.19
 Select Shares                                                  -                   $ 12.19
 Institutional Shares                                           -                   $ 12.19

                                              ==============================================


                    (a) Reallocation of investments from the feeder funds to the master portfolio

                    (b) Reallocation of feeder fund's beneficial interest to Class A, Institutional, and Select Shares due to the Reorganization

                    (c) Reflects the additional number of shares outstanding due to the Reorganization

   J.P. MORGAN U.S. EQUITY FUND / J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND /
                J.P. MORGAN U.S. EQUITY FUND - ADVISOR SERIES /
                            THE U.S. EQUITY PORTFOLIO
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                  FOR THE TWELVE MONTHS ENDED NOVEMBER 30, 2000
                                   (UNAUDITED)

                                                                             J.P. MORGAN U.S.        J.P. MORGAN
                                                                                EQUITY FUND        INSTITUTIONAL U.S.
                                                                                                      EQUITY FUND
INCOME:
   Allocated Investment Income From Portfolio                                    $ 4,837,732           $ 2,916,242
   Interest Income                                                                         -                     -
   Dividend Income from Affiliated Investments                                             -
   Dividend Income                                                                         -                     -
    Allocated Portfolio Expenses                                                  (1,840,805)           (1,110,537)
                                                                          -----------------------------------------------
   Investment Income                                                               2,996,927             1,805,705
                                                                          ===============================================

EXPENSES:
   Advisory Fee                                                                            -                     -
   Shareholder Servicing Fee                                                         995,379               240,314
   Administrative Services Fee                                                        96,491                58,277
   Custodian Fees and Expenses                                                             -                     -
   Transfer Agent Fees                                                                82,056                18,473
   Registration Fees                                                                  23,213                24,416
   Professional Fees                                                                  14,367                13,301
   Financial and Fund Accounting Services Fee                                         15,041                15,041
   Fund Services Fee                                                                   6,203                 3,772
   Trustees' Fees and Expenses                                                         5,498                 3,128
   Administration Fee                                                                  4,413                 2,668
   Printing Expenses                                                                  10,376                 5,584
   Distribution Fee                                                                        -                     -
   Insurance Expense                                                                     497                   123
   Line of Credit Expense                                                             (2,362)               (2,913)
   Miscellaneous                                                                      33,066                32,181

                                                                          -----------------------------------------------
   Total Expenses                                                                  1,284,238               414,365
                                                                          -----------------------------------------------
   Less: Amounts Waived
   Less: Reimbursement of Expenses                                                                         (69,360)
                                                                          -----------------------------------------------

   Net Expenses                                                                    1,284,238               345,005
                                                                          -----------------------------------------------

                                                                          -----------------------------------------------
   Net Investment Income                                                           1,712,689             1,460,700
                                                                          ===============================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
NET REALIZED GAIN (LOSS) ON:
Investment                                                                        17,273,605            12,510,427
Futures Contracts
                                                                          -----------------------------------------------
                                                  NET REALIZED GAIN (LOSS)        17,273,605            12,510,427
                                                                          -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investment                                                                       (30,496,120)          (17,066,424)
Futures Contracts
                                                                          -----------------------------------------------
                                Net Change in net unrealized depreciation        (30,496,120)          (17,066,424)
                                                                          -----------------------------------------------


                                                                          -----------------------------------------------
                               NET DECREASE IN NET ASSETS FROM OPERATIONS      $ (11,509,826)         $ (3,095,297)
                                                                          ===============================================


                                                                            J.P. MORGAN
                                                                           U.S. EQUITY FUND -   THE U.S. EQUITY
                                                                            ADVISOR SERIES         PORTFOLIO
INCOME:
   Allocated Investment Income From Portfolio                                    $ 768                       $ -
   Interest Income                                                                   -                   824,294
   Dividend Income from Affiliated Investments                                       -                     9,096
   Dividend Income                                                                   -                 6,921,351
    Allocated Portfolio Expenses                                                  (229)                        -
                                                                          -------------------------------------------
   Investment Income                                                               539                 7,754,741
                                                                          ===========================================

EXPENSES:
   Advisory Fee                                                                      -                 2,542,291
   Shareholder Servicing Fee                                                       175                         -
   Administrative Services Fee                                                       -                   154,901
   Custodian Fees and Expenses                                                       -                   175,789
   Transfer Agent Fees                                                           4,914                         -
   Registration Fees                                                            11,042                         -
   Professional Fees                                                             3,285                    45,775
   Financial and Fund Accounting Services Fee                                    6,095                         -
   Fund Services Fee                                                                 -                     9,977
   Trustees' Fees and Expenses                                                     124                     8,150
   Administration Fee                                                                -                     4,493
   Printing Expenses                                                             2,421                       257
   Distribution Fee                                                                120                         -
   Insurance Expense                                                                 -                    (1,285)
   Line of Credit Expense                                                            -                         -
   Miscellaneous                                                                 2,323                    10,320

                                                                          -------------------------------------------
   Total Expenses                                                               30,499                 2,950,668
                                                                          -------------------------------------------
   Less: Amounts Waived
   Less: Reimbursement of Expenses                                             (30,221)                        -
                                                                          -------------------------------------------

   Net Expenses                                                                    278                 2,950,668
                                                                          -------------------------------------------

                                                                          -------------------------------------------
   Net Investment Income                                                           261                 4,804,073
                                                                          ===========================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
NET REALIZED GAIN (LOSS) ON:
Investment                                                                      (6,149)               30,706,898
Futures Contracts                                                                                    (929,015)
                                                                          -------------------------------------------
                                                  NET REALIZED GAIN (LOSS)      (6,149)               29,777,883
                                                                          -------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investment                                                                     (18,986)              (46,618,392)
Futures Contracts                                                                                    (963,832)
                                                                          -------------------------------------------
                                Net Change in net unrealized depreciation      (18,986)              (47,582,224)
                                                                          -------------------------------------------


                                                                          -------------------------------------------
                               NET DECREASE IN NET ASSETS FROM OPERATIONS    $ (24,874)            $ (13,000,268)
                                                                          ===========================================

                                                                                                         PROFORMA
                                                                                                         COMBINED
                                                                                 PROFORMA                JPMORGAN
                                                                                ADJUSTMENTS          U.S. EQUITY FUND
INCOME:
   Allocated Investment Income From Portfolio                                $ (7,754,742) (a)                 $ -
   Interest Income                                                                      -                  824,294
   Dividend Income from Affiliated Investments                                          -                    9,096
   Dividend Income                                                                      -                6,921,351
    Allocated Portfolio Expenses                                                2,951,571  (b)                   -
                                                                          -----------------------------------------
   Investment Income                                                           (4,803,171)               7,754,741
                                                                          =========================================

EXPENSES:
   Advisory Fee                                                                         -                2,542,291
   Shareholder Servicing Fee                                                            -                1,235,868
   Administrative Services Fee                                                    646,002  (d)             955,671
   Custodian Fees and Expenses                                                    (16,270) (e)             159,519
   Transfer Agent Fees                                                                  -                  105,443
   Registration Fees                                                                    -                   58,671
   Professional Fees                                                              (23,900) (f)              52,828
   Financial and Fund Accounting Services Fee                                     (36,177) (e)                   -
   Fund Services Fee                                                                    -                   19,952
   Trustees' Fees and Expenses                                                          -                   16,900
   Administration Fee                                                                   -                   11,574
   Printing Expenses                                                              (10,500) (f)               8,138
   Distribution Fee                                                                   490  (d)                 610
   Insurance Expense                                                                    -                     (665)
   Line of Credit Expense                                                               -                   (5,275)
   Miscellaneous                                                                                            77,890

                                                                          -----------------------------------------
   Total Expenses                                                                 559,645                5,239,415
                                                                          -----------------------------------------
   Less: Amounts Waived                                                          (559,645) (d)            (559,645)
   Less: Reimbursement of Expenses                                                                         (99,581)
                                                                          -----------------------------------------
                                                                                                                 -
   Net Expenses                                                                         -                4,580,189
                                                                          -----------------------------------------
                                                                                                                 -
                                                                          -----------------------------------------
   Net Investment Income                                                       (4,803,171)               3,174,552
                                                                          =========================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
NET REALIZED GAIN (LOSS) ON:
Investment                                                                    (29,777,883)  (c)        30,706,898
Futures Contracts                                                                                      (929,015)
                                                                          -----------------------------------------
                                                  NET REALIZED GAIN (LOSS)    (29,777,883)              29,777,883
                                                                          -----------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:                                                      -
Investment                                                                     47,581,530   (c)       (46,618,392)
Futures Contracts                                                                                      (963,832)
                                                                          -----------------------------------------
                                Net Change in net unrealized depreciation      47,581,530              (47,582,224)
                                                                          -----------------------------------------
                                                                                                                 -
                                                                                                                 -
                                                                          -----------------------------------------
                               NET DECREASE IN NET ASSETS FROM OPERATIONS    $ 13,000,476            $ (14,629,789)
                                                                          =========================================


               (a)  Reallocation of investment income to feeder funds.

               (b) Reflects the elimination of master portfolio expenses which have been disclosed under fund expenses.

               (c) Reflects the elimination of master portfolio expenses which have been disclosed under fund expenses.


               (d) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.

               (e) Custody fee includes all fund accounting charges, reflecting estimated benefit of combined fund.

               (f)  Reduction reflects estimated benefits of combined funds.

   J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND / J.P. MORGAN U.S EQUITY FUND / J.P. MORGAN U.S. EQUITY FUND - ADVISOR SERIES / THE U.S. EQUITY PORTFOLIO /
                      JPMORGAN LARGE CAP EQUITY FUND

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.     BASIS OF COMBINATION:

       The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The U.S. Equity Portfolio ("Master Portfolio"), J.P. Morgan Institutional U.S. Equity Fund ("Institutional Fund"), J.P. Morgan U.S. Equity Fund ("U.S. Equity Fund") and J.P. Morgan U.S. Equity Fund - Advisor Series ("Advisor Series Fund") (collectively the "feeder funds" of the Master Portfolio) as if the proposed Reorganization occurred as of and for the twelve months ended November 30, 2000.

       The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of the Master Portfolio, the feeder funds, and JPMorgan Large Cap Equity Fund (formerly, Chase Vista Large Cap Equity Fund) (renamed JPMorgan Large Cap Equity Fund) as if the proposed Concurrent Reorganization occurred as of and for the twelve months ended November 30, 2000.

2.      SHARES OF BENEFICIAL INTEREST:

       Under the Reorganization, the existing shares of Institutional Fund, U.S. Equity Fund, and Advisor Series Fund would be renamed Institutional Shares, Select Shares, and Class A Shares, respectively. The net asset values per share for Select Shares and Class A Shares at the commencement of offering would be identical to the closing net asset value per share for the Institutional Shares immediately prior to the Reorganization.

       Under the Concurrent Reorganization, the existing shares of Institutional Fund, U.S. Equity Fund, and Advisor Series Fund would be renamed Institutional Shares, Select Shares, and Class A Shares, respectively and would commence offering Class B and Class C Shares. The net asset values per share for Select Shares, Class A Shares, Class B Shares, and Class C Shares at the commencement of offering would be identical to the closing net asset value per share for the Institutional Shares immediately prior to the Reorganization.

       Under the proposed Reorganization, each shareholder of U.S Equity Fund and Advisor Series Fund would receive shares of Institutional Fund with a value equal to their holdings in their respective funds. Holders of U.S Equity Fund will receive Select Shares and holders of the Advisor Series Fund will receive Class Shares in Institutional Fund. Therefore, as a result of the proposed Reorganization, current shareholders of U.S. Equity Fund and Advisor Series Fund will become shareholders of Institutional Fund.

       Under the proposed Concurrent Reorganization, each shareholders of U.S. Equity Fund, Advisor Series Fund, and JPMLCEF would receive shares of Institutional Fund with a value equal to their holdings in their respective funds. Holders of U.S. Equity Fund will receive Select

Shares, holders of the Advisor Series Fund will receive Class A Shares, holders of Class A Shares in JPMLCEF will receive Class A Shares, holders of Class B Shares in JPMLCEF will receive Class B Shares, holders of Class C Shares in JPMLCEF will receive Class C Shares, and holders of Class I Shares in JPMLCEF will receive Select Shares in Institutional Fund. Therefore, as a result of the proposed Concurrent Reorganization, current shareholders of U.S. Equity Fund, Advisor Series Fund, and CVLCE will become shareholders of Institutional Fund.

       The Pro Forma net asset value per share assumes the issuance of additional shares of Institutional Fund, which would have been issued on November 30, 2000 in connection with the proposed Reorganization and the proposed Concurrent Reorganization. The amount of additional shares assumed to be issued under the Reorganization was calculated based on the November 30, 2000 net assets of U.S. Equity Fund and Advisor Series Fund and the net asset values per share of Institutional Fund. The amount of additional shares assumed to be issued under the Concurrent Reorganization was calculated based on the November 30, 2000 net assets of U.S. Equity Fund, Advisor Series Fund, and CVLCE and the net asset value per share of Institutional Fund.

J.P. MORGAN U.S. EQUITY FUND WITH REORGANIZATION

                                          CLASS A SHARES
                                          --------------
Increase in Shares Issued                     38,998
Net Assets 11/30/00                          475,351
Pro Forma Net Asset Value 11/30/00            12.19

J.P. MORGAN U.S. EQUITY FUND WITH CONCURRENT REORGANIZATION

                                       CLASS A
                                       -------
Increase in Shares Issued             1,032,798
Net Assets 11/30/00                     475,351
Pro Forma Net Asset Value 11/30/00      12.19

3.      PRO FORMA OPERATIONS:

       The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity including the change in administration fee and the new expense cap. The pro forma investment advisory, shareholder servicing and distribution fees of the combined Fund are based on the fee schedule in effect for Surviving Fund at the combined level of average net assets for the twelve months ended November 30, 2000.